UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:_____811-21050________________________

______________BlackRock New Jersey Municipal Bond Trust_____________
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President

BlackRock New Jersey Municipal Bond Trust

40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code: 888-825-2257____________

Date of fiscal year end:___August 31, 2004______________________________

Date of reporting period:__ August 31, 2004_____________________________

Item 1. Reports to Shareholders
The Trust's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME     LIQUIDITY     EQUITIES     ALTERNATIVES     BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

August 31, 2004

BlackRock Insured Municipal Income Trust (BYM)

BlackRock Municipal Bond Trust (BBK)

BlackRock Municipal Income Trust II (BLE)

BlackRock California Insured Municipal Income Trust (BCK)

BlackRock California Municipal Bond Trust (BZA)

BlackRock California Municipal Income Trust II (BCL)

BlackRock Florida Insured Municipal Income Trust (BAF)

BlackRock Florida Municipal Bond Trust (BIE)

BlackRock Maryland Municipal Bond Trust (BZM)

BlackRock New Jersey Municipal Bond Trust (BLJ)

BlackRock New York Insured Municipal Income Trust (BSE)

BlackRock New York Municipal Bond Trust (BQH)

BlackRock New York Municipal Income Trust II (BFY)

BlackRock Virginia Municipal Bond Trust (BHV)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	16

Financial Statements

Statements of Assets and Liabilities	44

Statements of Operations	47

Statements of Changes in Net Assets	50

Financial Highlights	56

Notes to Financial Statements	70

Report of Independent Registered Public Accounting Firm	77

Trustees Information	78

Dividend Reinvestment Plans	80

Additional Information	80

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

August 31, 2004

Dear Shareholder:

     We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of August 31, 2004.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Insured Municipal Income Trust (BYM)	6.71%	10.32%	$13.97	$14.62

BlackRock Municipal Bond Trust (BBK)	7.09	10.91	14.61	15.00

BlackRock Municipal Income Trust II (BLE)	7.22	11.11	13.92	14.34

BlackRock California Insured Municipal Income Trust (BCK)	6.43	9.89	14.00	14.01

BlackRock California Municipal Bond Trust (BZA)	6.88	10.58	13.90	14.67

BlackRock California Municipal Income Trust II (BCL)	7.11	10.94	13.71	13.77

BlackRock Florida Insured Municipal Income Trust (BAF)	6.36	9.78	14.14	14.34

BlackRock Florida Municipal Bond Trust (BIE)	6.59	10.14	14.17	15.53

BlackRock Maryland Municipal Bond Trust (BZM)	5.71	8.78	14.99	15.24

BlackRock New Jersey Municipal Bond Trust (BLJ)	6.78	10.43	13.91	14.71

BlackRock New York Insured Municipal Income Trust (BSE)	6.39	9.83	14.08	14.18

BlackRock New York Municipal Bond Trust (BQH)	6.62	10.18	13.97	15.09

BlackRock New York Municipal Income Trust II (BFY)	6.90	10.62	13.70	14.16

BlackRock Virginia Municipal Bond Trust (BHV)	5.67	8.72	15.34	15.47

[1] Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of June 30, 2004, BlackRock managed over $19 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., which manages the Trusts, is a wholly owned subsidiary of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink Chief Executive Officer BlackRock Advisors, Inc.	Ralph L. Schlosstein President BlackRock Advisors, Inc.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock Insured Municipal Income Trust (BYM)

Trust Information

Symbol on New York Stock Exchange:	BYM

Initial Offering Date:	October 31, 2002

Closing Market Price as of 8/31/04:	$13.97

Net Asset Value as of 8/31/04:	$14.62

Yield on Closing Market Price as of 8/31/04 ($13.97):[1]	6.71%

Current Monthly Distribution per Common Share:[2]	$0.078125

Current Annualized Distribution per Common Share:[2]	$0.937500

Leverage as of 8/31/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$13.97	$13.51	3.40%	$14.91	$12.35

NAV	$14.62	$13.64	7.18%	$15.57	$13.51

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Water & Sewer	32%	19%

Transportation	23	33

Tobacco	10	10

Education	7	1

Lease Revenue	5	3

Tax Revenue	5	6

City, County & State	5	12

Power	5	9

Hospitals	5	2

Industrial & Pollution Control	3	2

Housing	—	3

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	82%	83%

A	4	7

BBB/Baa	14	10

______________

4 Using the higher of Standard & Poor’s (“S&P’s”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch’s”) rating.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock Municipal Bond Trust (BBK)

Trust Information

Symbol on New York Stock Exchange:	BBK

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/04:	$14.61

Net Asset Value as of 8/31/04:	$15.00

Yield on Closing Market Price as of 8/31/04 ($14.61):[1]	7.09%

Current Monthly Distribution per Common Share:[2]	$0.086375

Current Annualized Distribution per Common Share:[2]	$1.036500

Leverage as of 8/31/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$14.61	$13.66	6.95%	$15.37	$13.05

NAV	$15.00	$14.12	6.23%	$15.93	$14.02

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Hospitals	20%	20%

City, County & State	17	6

Industrial & Pollution Control	13	26

Housing	9	14

Transportation	9	9

Tax Revenue	6	5

Lease Revenue	6	—

Water & Sewer	5	1

Tobacco	5	9

Power	3	3

Education	2	2

Other	5	5

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	29%	27%

AA/Aa	—	5

A	28	23

BBB/Baa	30	32

BB/Ba	1	—

B	4	4

Not Rated[5]	8	9

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2004, the market value of these securities was $5,679,867 representing 2.5% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock Municipal Income Trust II (BLE)

Trust Information

Symbol on American Stock Exchange:	BLE

Initial Offering Date:	July 30, 2002

Closing Market Price as of 8/31/04:	$13.92

Net Asset Value as of 8/31/04:	$14.34

Yield on Closing Market Price as of 8/31/04 ($13.92):[1]	7.22%

Current Monthly Distribution per Common Share:[2]	$0.08375

Current Annualized Distribution per Common Share:[2]	$1.00500

Leverage as of 8/31/04:[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$13.92	$13.11	6.18%	$14.80	$12.51

NAV	$14.34	$13.28	7.98%	$15.16	$13.17

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Hospitals	23%	22%

City, County & State	20	10

Industrial & Pollution Control	18	18

Housing	8	12

Transportation	8	12

Lease Revenue	6	—

Tobacco	5	9

Water & Sewer	5	6

Tax Revenue	4	7

Power	2	2

Education	1	2

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	23%	28%

AA/Aa	7	7

A	20	20

BBB/Baa	29	27

BB/Ba	1	—

B	2	4

CCC/Caa	4	2

Not Rated[5]	14	12

__________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2004, the market value of these securities was $13,739,067 representing 2.7% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock California Insured Municipal Income Trust (BCK)

Trust Information

Symbol on the New York Stock Exchange:	BCK

Initial Offering Date:	October 31, 2002

Closing Market Price as of 8/31/04:	$14.00

Net Asset Value as of 8/31/04:	$14.01

Yield on Closing Market Price as of 8/31/04 ($14.00):[1]	6.43%

Current Monthly Distribution per Common Share:[2]	$0.075

Current Annualized Distribution per Common Share:[2]	$0.900

Leverage as of 8/31/04:[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$14.00	$13.01	7.61%	$14.77	$12.41

NAV	$14.01	$13.09	7.03%	$15.05	$12.94

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Water & Sewer	30%	30%

Education	23	23

City, County & State	11	7

Tobacco	11	10

Power	10	10

Lease Revenue	9	10

Transportation	4	4

Housing	2	2

Tax Revenue	—	4

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	81%	84%

A	8	6

BBB/Baa	11	10

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock California Municipal Bond Trust (BZA)

Trust Information

Symbol on New York Stock Exchange:	BZA

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/04:	$13.90

Net Asset Value as of 8/31/04:	$14.67

Yield on Closing Market Price as of 8/31/04 ($13.90):[1]	6.88%

Current Monthly Distribution per Common Share:[2]	$0.079656

Current Annualized Distribution per Common Share:[2]	$0.955872

Leverage as of 8/31/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$13.90	$13.15	5.70%	$14.64	$12.45

NAV	$14.67	$13.71	7.00%	$15.50	$13.59

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Education	24%	24%

Hospitals	18	17

Housing	13	15

Tobacco	11	11

City, County & State	12	12

Lease Revenue	7	1

Transportation	5	5

Water & Sewer	3	3

Industrial & Pollution Control	2	2

Power	—	5

Other	5	5

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	22%	23%

AA/Aa	4	—

A	31	31

BBB/Baa	26	24

B	1	2

CCC/Caa	1	—

Not Rated[5]	15	20

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2004, the market value of these securities was $8,834,282 representing 11.6% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock California Municipal Income Trust II (BCL)

Trust Information

Symbol on American Stock Exchange:	BCL

Initial Offering Date:	July 30, 2002

Closing Market Price as of 8/31/04:	$13.71

Net Asset Value as of 8/31/04:	$13.77

Yield on Closing Market Price as of 8/31/04 ($13.71):[1]	7.11%

Current Monthly Distribution per Common Share:[2]	$0.08125

Current Annualized Distribution per Common Share:[2]	$0.97500

Leverage as of 8/31/04:[3]	40%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$13.71	$13.01	5.38%	$14.36	$12.53

NAV	$13.77	$12.76	7.92%	$14.63	$12.62

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

City, County & State	25%	25%

Hospitals	13	13

Education	11	19

Tobacco	11	10

Lease Revenue	10	5

Transportation	10	9

Housing	10	9

Power	5	5

Water & Sewer	4	4

Industrial & Pollution Control	1	1

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	33%	47%

AA/Aa	5	—

A	25	19

BBB/Baa	15	13

B	—	1

CCC/Caa	1	—

Not Rated[5]	21	20

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2004, the market value of these securities was $4,211,315 representing 2.4% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock Florida Insured Municipal Income Trust (BAF)

Trust Information

Symbol on New York Stock Exchange:	BAF

Initial Offering Date:	October 31, 2002

Closing Market Price as of 8/31/04:	$14.14

Net Asset Value as of 8/31/04:	$14.34

Yield on Closing Market Price as of 8/31/04 ($14.14):[1]	6.36%

Current Monthly Distribution per Common Share:[2]	$0.075

Current Annualized Distribution per Common Share:[2]	$0.900

Leverage as of 8/31/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$14.14	$13.20	7.12%	$15.10	$12.42

NAV	$14.34	$13.74	4.37%	$15.29	$13.60

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Tax Revenue	22%	22%

City, County & State	21	25

Education	16	16

Power	12	13

Transportation	9	5

Water & Sewer	8	6

Hospitals	7	8

Tobacco	4	4

Housing	1	1

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	82%	82%

AA/Aa	3	4

A	5	4

BBB/Baa	5	5

Not Rated[5]	5	5

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor had deemed all of these non-rated securities as of August 31, 2004, to be of investment grade quality at the time of purchase.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock Florida Municipal Bond Trust (BIE)

Trust Information

Symbol on New York Stock Exchange:	BIE

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/04:	$14.17

Net Asset Value as of 8/31/04:	$15.53

Yield on Closing Market Price as of 8/31/04 ($14.17):[1]	6.59%

Current Monthly Distribution per Common Share:[2]	$0.077808

Current Annualized Distribution per Common Share:[2]	$0.933696

Leverage as of 8/31/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$14.17	$13.55	4.58%	$15.09	$12.87

NAV	$15.53	$14.52	6.96%	$16.02	$14.41

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Hospitals	27%	24%

Tax Revenue	16	16

City, County & State	15	14

Power	10	12

Education	7	7

Water & Sewer	7	7

Lease Revenue	5	4

Transportation	4	4

Housing	3	2

Industrial & Pollution Control	2	2

Tobacco	—	4

Other	4	4

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	38%	41%

AA/Aa	17	17

A	23	21

BBB/Baa	8	7

BB/Ba	2	—

Not Rated	12	14

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock Maryland Municipal Bond Trust (BZM)

Trust Information

Symbol on American Stock Exchange:	BZM

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/04:	$14.99

Net Asset Value as of 8/31/04:	$15.24

Yield on Closing Market Price as of 8/31/04 ($14.99):[1]	5.71%

Current Monthly Distribution per Common Share:[2]	$0.07135

Current Annualized Distribution per Common Share:[2]	$0.85620

Leverage as of 8/31/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$14.99	$13.90	7.84%	$16.27	$13.21

NAV	$15.24	$14.36	6.13%	$15.94	$14.24

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Education	20%	26%

Hospitals	17	17

City, County & State	17	11

Water & Sewer	12	12

Transportation	10	9

Lease Revenue	8	8

Power	4	5

Tobacco	4	3

Housing	3	4

Other	5	5

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	35%	34%

AA/Aa	8	12

A	37	36

BBB/Baa	16	11

Not Rated[5]	4	7

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2004, the market value of these securities was $1,044,840 representing 2.2% of the Trust’s long-term investments.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock New Jersey Municipal Bond Trust (BLJ)

Trust Information

Symbol on American Stock Exchange:	BLJ

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/04:	$13.91

Net Asset Value as of 8/31/04:	$14.71

Yield on Closing Market Price as of 8/31/04 ($13.91):[1]	6.78%

Current Monthly Distribution per Common Share:[2]	$0.078582

Current Annualized Distribution per Common Share:[2]	$0.942984

Leverage as of 8/31/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$13.91	$13.64	1.98%	$15.05	$12.82

NAV	$14.71	$13.77	6.83%	$15.58	$13.66

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Hospitals	29%	24%

Transportation	15	17

Tobacco	11	11

City, County & State	10	5

Education	8	5

Industrial & Pollution Control	6	4

Lease Revenue	5	5

Housing	5	15

Power	5	5

Tax Revenue	2	5

Other	4	4

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	25%	28%

A	29	31

BBB/Baa	43	33

B	3	4

Not Rated	—	4

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock New York Insured Municipal Income Trust (BSE)

Trust Information

Symbol on New York Stock Exchange:	BSE

Initial Offering Date:	October 31, 2002

Closing Market Price as of 8/31/04:	$14.08

Net Asset Value as of 8/31/04:	$14.18

Yield on Closing Market Price as of 8/31/04 ($14.08):[1]	6.39%

Current Monthly Distribution per Common Share:[2]	$0.075

Current Annualized Distribution per Common Share:[2]	$0.900

Leverage as of 8/31/04:[3]	38%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$14.08	$13.28	6.02%	$15.00	$12.21

NAV	$14.18	$13.45	5.43%	$15.34	$13.31

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Education	33%	29%

Transportation	33	33

Hospitals	14	14

Tobacco	10	10

Tax Revenue	9	7

Housing	1	—

Lease Revenue	—	4

Water & Sewer	—	3

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	82%	82%

AA/Aa	2	2

A	5	9

BBB/Baa	11	7

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES AUGUST 31, 2004

BlackRock New York Municipal Bond Trust (BQH)

Trust Information

Symbol on New York Stock Exchange:	BQH

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/04:	$13.97

Net Asset Value as of 8/31/04:	$15.09

Yield on Closing Market Price as of 8/31/04 ($13.97):[1]	6.62%

Current Monthly Distribution per Common Share:[2]	$0.077099

Current Annualized Distribution per Common Share:[2]	$0.925188

Leverage as of 8/31/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$13.97	$13.35	4.64%	$14.86	$12.55

NAV	$15.09	$14.15	6.64%	$15.89	$14.04

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Transportation	16%	14%

Education	12	12

Tobacco	11	11

Hospitals	11	11

City, County & State	10	10

Housing	9	9

Water & Sewer	8	9

Tax Revenue	8	8

Industrial & Pollution Control	5	4

Power	3	3

Lease Revenue	2	5

Other	5	4

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	22%	21%

AA/Aa	25	26

A	32	38

BBB/Baa	16	7

BB/Ba	1	—

CCC/Caa	4	4

Not Rated	—	4

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock New York Municipal Income Trust II (BFY)

Trust Information

Symbol on American Stock Exchange:	BFY

Initial Offering Date:	July 30, 2002

Closing Market Price as of 8/31/04:	$13.70

Net Asset Value as of 8/31/04:	$14.16

Yield on Closing Market Price as of 8/31/04 ($13.70):[1]	6.90%

Current Monthly Distribution per Common Share:[2]	$0.07875

Current Annualized Distribution per Common Share:[2]	$0.94500

Leverage as of 8/31/04:[3]	39%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$13.70	$13.12	4.42%	$14.63	$12.10

NAV	$14.16	$13.36	5.99%	$15.14	$13.24

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Transportation	20%	21%

Education	19	23

Industrial & Pollution Control	14	9

Tobacco	10	10

Hospitals	9	9

Tax Revenue	9	9

Housing	7	5

City, County & State	6	8

Water & Sewer	5	5

Power	1	1

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	16%	21%

AA/Aa	43	45

A	20	27

BBB/Baa	17	4

BB/Ba	1	—

CCC/Caa	3	3

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

TRUST SUMMARIES
AUGUST 31, 2004
BlackRock Virginia Municipal Bond Trust (BHV)

Trust Information

Symbol on American Stock Exchange:	BHV

Initial Offering Date:	April 30, 2002

Closing Market Price as of 8/31/04:	$15.34

Net Asset Value as of 8/31/04:	$15.47

Yield on Closing Market Price as of 8/31/04 ($15.34):[1]	5.67%

Current Monthly Distribution per Common Share:[2]	$0.072428

Current Annualized Distribution per Common Share:[2]	$0.869136

Leverage as of 8/31/04:[3]	37%

1 Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.

2 The distribution is not constant and is subject to change.

3 As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	8/31/04	8/31/03	Change	High	Low

Market Price	$15.34	$14.40	6.53%	$17.25	$13.70

NAV	$15.47	$14.46	6.98%	$16.25	$14.35

The following charts show the asset composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	August 31, 2004	August 31, 2003

Water & Sewer	18%	19%

City, County & State	17	17

Transportation	17	16

Hospitals	15	19

Housing	13	13

Education	4	5

Lease Revenue	4	4

Tobacco	4	3

Industrial & Pollution Control	3	—

Other	5	4

Credit Breakdown4

Credit Rating	August 31, 2004	August 31, 2003

AAA/Aaa	46%	47%

AA/Aa	16	16

A	15	21

BBB/Baa	12	3

Not Rated[5]	11	13

___________
4 Using the higher of S&P’s, Moody’s or Fitch’s rating.

5 The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of August 31, 2004, the market value of these securities was $2,545,242 representing 7.0% of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock Insured Municipal Income Trust (BYM)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]		Value

		LONG-TERM INVESTMENTS—154.7%
		Alabama—11.8%
AAA	$ 40,000 [3]	Jefferson Cnty. Swr., Ser. D, 5.00%, 08/01/12, FGIC	N/A		$44,966,400

		California—28.9%
A2	14,000	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/22	05/12	@ 101	14,924,700
AAA	10,100	California Infrastructure & Econ. Dev., Bay Area Toll Brdgs., Ser. A, 5.00%, 7/01/36, AMBAC	07/13	@ 100	10,267,054
		Golden St. Tobacco Sec. Corp.,
BBB	6,500	Ser. A-1, 6.625%, 6/01/40	06/13	@ 100	5,959,135
AAA	22,500	Ser. B, 5.00%, 6/01/43, FSA	06/13	@ 100	22,596,750
AAA	17,500	Met. Wtr. Dist. So. California, Ser. B-1, 5.00%, 10/01/33, FGIC	10/13	@ 100	17,861,725
AAA	15,000	San Francisco City & Cnty. Pub. Utils. Comm., Wtr. Rev., Ser. A, 5.00%, 11/01/31, FSA	11/11	@ 100	15,260,400
AAA	53,000	San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/31, MBIA .	No Opt. Call		12,480,440
AAA	10,910	Univ. of California, Ser. O, 5.00%, 9/01/28, FGIC	09/10	@ 101	11,148,820

					110,499,024

		Colorado—4.1%
AAA	15,250	Colorado Wtr. Rec. & Pwr. Dev. Auth., Parker Wtr. & San. Dist., Ser. D,
		5.25%, 9/01/43, MBIA	09/14	@ 100	15,770,635

		District of Columbia—2.3%
BBB	9,500	Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11	@ 101	8,770,210

		Georgia—5.3%
AAA	9,555	Atlanta Wtr. & Wstwtr., Ser. A, 5.00%, 11/01/38, FGIC	05/09	@ 101	9,710,269
Baa1	10,000	De Kalb Cnty. Dev. Auth., PCR, General Mtrs. Corp. Proj., 6.00%, 3/15/21	12/12	@ 101	10,628,200

					20,338,469

		Illinois—11.9%
AAA	11,550	Chicago Spec. Transp., 5.25%, 1/01/31, AMBAC	01/11	@ 101	11,924,797
AAA	9,150 [3]	Chicago Wtr., 5.00%, 11/01/11, AMBAC	N/A		10,252,209
		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj., MBIA,
AAA	18,835	Ser. A, 5.00%, 12/15/28	06/12	@ 101	19,131,463
AAA	15,000	Ser. B, Zero Coupon, 6/15/28	No Opt. Call		4,264,350

					45,572,819

		Massachusetts—6.3%
AAA	24,000	Massachusetts Tpke. Auth., Met. Hwy. Sys. Rev., Ser. A, 5.00%, 1/01/39, AMBAC	01/09	@ 101	24,090,960

		Michigan—1.3%
AAA	5,000	Detroit City Sch. Dist., GO, Ser. A, 5.125%, 5/01/31, FSA	05/12	@ 100	5,119,100

		Nevada—9.6%
AAA	8,335	Clark Cnty. Arpt., Ser. A-2, 5.00%, 7/01/36, FGIC	07/14	@ 100	8,388,427
AAA	6,000	Reno Transp. Proj., 5.125%, 6/01/32, AMBAC	06/12	@ 100	6,120,840
		Truckee Meadows Wtr. Auth., Ser. A, FSA,
AAA	10,000	5.00%, 7/01/25	07/11	@ 100	10,248,400
AAA	6,500	5.125%, 7/01/30	07/11	@ 100	6,700,980
AAA	5,000	5.25%, 7/01/34	07/11	@ 100	5,182,000

					36,640,647

		New Jersey—4.0%
		Tobacco Settlement Fin. Corp.,
BBB	2,000	6.125%, 6/01/24	06/13	@ 100	1,908,100
BBB	3,510	6.25%, 6/01/43	06/13	@ 100	3,023,690
BBB	10,670	7.00%, 6/01/41	06/13	@ 100	10,287,480

					15,219,270

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			New York—4.6%
AAA	$7,305		New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. C, 5.00%, 6/15/35, AMBAC	06/14	@ 100	$7,419,762
AAA	10,000		New York City Trust Cultural Resources, American Museum of Natural History, Ser. A,
			5.00%, 7/01/44, MBIA	07/14	@ 100	10,118,600

						17,538,362

			Pennsylvania—3.9%
BBB+	5,000		Lebanon Cnty. Hlth. Facs. Auth., Good Samaritan Hosp. Proj., 6.00%, 11/15/35	11/12	@ 101	5,081,600
AAA	4,560		Pennsylvania Tpke. Comm., 5.00%, 7/15/41, AMBAC	07/11	@ 101	4,602,864
AAA	5,200		Philadelphia Gas Wks., Ser. 3, 5.125%, 8/01/31, FSA	08/11	@ 100	5,297,812

						14,982,276

			South Carolina—14.5%
AAA	5,000		So. Carolina Pub. Svc. Auth., Ser. B, 5.50%, 1/01/36, FSA	01/12	@ 100	5,286,600
			So. Carolina Transp. Infrastructure Bank, AMBAC,
AAA	9,000	[3]	Ser. A, 5.00%, 10/01/11	N/A		10,121,670
AAA	12,750		Ser. A, 5.00%, 10/01/33	10/12	@ 100	12,945,330
AAA	12,660		Ser. B, 5.125%, 10/01/26	10/11	@ 100	13,087,782
BBB	15,385		Tobacco Settlement Rev. Mgmt. Auth., Ser. B, 6.375%, 5/15/28	05/11	@ 101	13,850,192

						55,291,574

			Tennessee—3.8%
			Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, FSA,
AAA	11,705		Zero Coupon, 1/01/22	01/13	@ 59.566	4,517,545
AAA	9,260		Zero Coupon, 1/01/23	01/13	@ 56.016	3,341,101
AAA	8,500		Zero Coupon, 1/01/24	01/13	@ 52.749	2,868,665
AAA	6,850		Zero Coupon, 1/01/25	01/13	@ 49.712	2,167,545
AAA	5,000		Zero Coupon, 1/01/26	01/13	@ 46.781	1,477,650

						14,372,506

			Texas—29.9%
BBB	3,700		Comal Cnty. Hlth. Facs., Hlth. Care Sys., McKenna Mem. Proj., Ser. A, 6.25%, 2/01/32	02/13	@ 100	3,757,979
AAA	10,030		Coppell Indpt. Sch. Dist., Zero Coupon, 8/15/30	No Opt. Call		2,441,202
AAA	2,350		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11	@ 100	2,371,056
			Harris Cnty.,
AAA	7,485		GO, Zero Coupon, 8/15/25, MBIA	No Opt. Call		2,512,939
AAA	10,915		GO, Zero Coupon, 8/15/28, MBIA	No Opt. Call		3,032,842
AAA	5,510		Toll Road Rev., 5.00%, 8/15/30, FSA	08/12	@ 100	5,567,800
			Harris Cnty. Sports Auth., MBIA,
AAA	26,890		Ser. A-3, Zero Coupon, 11/15/38	11/24	@ 43.826	3,753,306
AAA	27,675		Ser. A-3, Zero Coupon, 11/15/39	11/24	@ 41.258	3,634,558
AAA	5,785		Ser. H, Zero Coupon, 11/15/38	11/31	@ 64.91	806,950
AAA	6,160		Ser. H, Zero Coupon, 11/15/39	11/31	@ 60.976	806,713
AAA	25,000	[3,4]	Houston Wtr. & Swr. Sys., Ser. A, 5.00%, 12/01/12, FSA	N/A		28,025,500
AAA	9,500		Northside Indpt. Sch. Dist., Sch. Bldg. Rmkt, 5.125%, 6/15/29	06/14	@ 100	9,711,280
			San Antonio Wtr., FGIC,
AAA	9,350		5.125%, 5/15/29	05/14	@ 100	9,607,686
AAA	10,000		5.125%, 5/15/34	05/14	@ 100	10,236,500
AAA	25,000		Texas Tpke. Auth., Central Sys. Rev., Ser. A, 5.00%, 8/15/42, AMBAC	08/12	@ 100	25,049,500
BBB+	3,000		Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12	@ 100	3,082,680

						114,398,491

			Virginia—2.0%
			Chesterfield Cnty. Indl. Dev. Auth., PCR, Elec. & Pwr. Co.,
A3	3,000		Ser. A, 5.875%, 6/01/17	11/10	@ 102	3,308,310
A3	4,000		Ser. B, 5.875%, 6/01/17	11/10	@ 102	4,411,080

						7,719,390

			Washington—6.4%
AAA	3,655		Chelan Cnty. Pub. Util. Dist. 1, Chelan Hydro Sys., Ser. C, 5.125%, 7/01/33, AMBAC	07/12	@ 100	3,726,930
AAA	4,500		Port of Seattle, Ser. A, 5.00%, 4/01/31, FGIC	10/11	@ 100	4,526,190
AAA	9,500		Seattle, GO, Ser. F, 5.125%, 12/15/28, MBIA	12/08	@ 100	9,627,680
AAA	6,380		Washington, GO, Ser. A, 5.00%, 7/01/25, FSA	07/11	@ 100	6,504,729

						24,385,529

See Notes to Financial Statements.

BlackRock Insured Municipal Income Trust (BYM) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			West Virginia—0.3%
AAA	$1,295		West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14	@ 100	$1,313,259

			Wisconsin—3.8%
BBB	16,165		Badger Tobacco Asset Sec. Corp., 6.375%, 6/01/32	06/12	@ 100	14,322,190

			Total Long-Term Investments (cost $563,877,772)			591,311,111

			SHORT-TERM INVESTMENTS—6.3%
			California—0.3%
A1+	1,300	[5]	California Econ. Recovery, Ser. C-5, 1.26%, 9/01/04, FRDD	N/A		1,300,000

			New York—0.8%
A1+	3,000	[5]	New York City Transl. Fin. Auth., Ser. A-1, 1.32%, 9/01/04, FRWD	N/A		3,000,000

			Ohio—1.2%
VMIG1	4,500	[5]	Hamilton Cnty. Hosp. Facs., 1.33%, 9/02/04, FRWD	N/A		4,500,000

	Shares
	(000)

			MONEY MARKET FUND—4.0%
	15,300		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A		15,300,000

			Total Short-Term Investments (cost $24,100,000)			24,100,000

			Total Investments—161.0% (cost $587,977,772)			$615,411,111
			Liabilities in excess of other assets—(1.1)%			(4,152,823)
			Preferred shares at redemption value, including dividends payable—(59.9)%			(228,992,973)

			Net Assets Applicable to Common Shareholders—100%			$382,265,315

___________
1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4Entire or partial principal amount pledged as collateral for financial futures contracts.

5For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of August 31, 2004.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represents approximately 82.5% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Company	GO	— General Obligation
FRDD	— Floating Rate Daily Demand	MBIA	— Municipal Bond Insurance Association
FRWD	— Floating Rate Weekly Demand	PCR	— Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock Municipal Bond Trust (BBK)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—151.1%
			Alabama—11.5%
BBB	$9,250		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.50%, 9/01/25	09/05	@ 102	$9,653,855
A2	7,500		Huntsville Hlth. Care Auth., Ser. A, 5.75%, 6/01/31	06/11	@ 101	7,764,675

						17,418,530

			California—14.2%
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	7,300		5.50%, 6/01/43	06/13	@ 100	7,468,338
A-	4,200		5.625%, 6/01/38	06/13	@ 100	4,339,398
B-	8,000		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. B, 7.50%, 12/01/24	12/12	@ 102	6,801,920
			San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	465		5.90%, 9/01/28	09/10	@ 102	470,013
NR	865		5.95%, 9/01/35	09/10	@ 102	874,307
NR	1,585		Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13	@ 102	1,646,546

						21,600,522

			Colorado—6.8%
AAA	10,000		Colorado Wtr. Rec. & Pwr. Dev. Auth., Parker Wtr. & San. Dist., Ser. D, 5.25%, 9/01/43, MBIA .	09/14	@ 100	10,341,400

			Connecticut—3.2%
			Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR,
A3	2,200		Ser. A, 5.85%, 9/01/28	10/08	@ 102	2,307,162
A3	1,750		Ser. B, 5.95%, 9/01/28	10/08	@ 102	1,825,110
BBB-	690		Mohegan Tribe Indians Gaming Auth., Pub. Impvt., 5.25%, 1/01/33	01/14	@ 100	691,608

						4,823,880

			District of Columbia—10.9%
A	595		Friendship Pub. Charter Sch. Inc., 5.25%, 6/01/33, ACA	06/14	@ 100	585,522
AAA	33,450		Georgetown Univ., Ser. A, Zero Coupon, 4/01/38, MBIA	04/11	@ 20.243	4,627,808
AAA	6,000		Tax Incr., Gallary Place Proj., 5.40%, 7/01/31, FSA	07/12	@ 100	6,256,500
BBB	5,580		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11	@ 101	5,151,344

						16,621,174

			Florida—18.5%
BBB-	6,200		Martin Cnty. Indl. Dev. Auth., Indiantown Cogeneration Proj., Ser. A, 7.875%, 12/15/25	12/04	@ 102	6,350,226
BB	2,810		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14	@ 100	2,916,021
A	10,000		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys., 5.625%, 11/15/32	11/12	@ 101	10,367,900
AAA	7,255		Palm Beach Cnty. Hsg. Fin. Auth., Multi-Fam. Rev., Indian Trace Apts., Ser. A,
			5.625%, 1/01/44, FSA	01/12	@ 100	7,484,911
NR	1,000		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14	@ 100	1,016,240

						28,135,298

			Illinois—18.9%
AAA	23,065		Bolingbrook, GO, Ser. B, Zero Coupon, 1/01/36, FGIC	01/12	@ 23.018	3,543,707
NR	1,150		Centerpoint Intermodal Ctr., Ser. A, 8.00%, 6/15/23	No Opt. Call		1,143,583
AAA	5,880	[4]	Chicago, GO, Ser. A, 5.50%, 1/01/38, MBIA	01/11	@ 101	6,247,147
BBB	6,000		Illinois Edl. Facs. Auth., Student Hsg. Rev., Edl. Advancement Fund Univ. Ctr. Proj.,
			6.25%, 5/01/34	05/07	@ 100	6,139,200
A	6,000		Illinois Hlth. Facs. Auth., Lake Forest Hosp., Ser. A, 5.75%, 7/01/29	07/12	@ 100	6,260,820
			Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj.,
			Ser. A, MBIA,
AAA	10,000		Zero Coupon, 6/15/35	No Opt. Call		1,909,400
AAA	10,000		Zero Coupon, 12/15/36	No Opt. Call		1,755,500
AAA	10,000		Zero Coupon, 12/15/37	No Opt. Call		1,652,300

						28,651,657

			Indiana—1.3%
NR5	2,020		Multi-Fam. Hsg., Canterbury House Apts., Ser. 1, 5.90%, 12/01/34	12/11	@ 100	1,962,874

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]		Value

		Kansas—3.5%
A-	$5,000	Wichita Arpt. Auth., Arpt. Facs. Rev., Cessna Citation Svc. Ctr., Ser. A, 6.25%, 6/15/32	06/12	@ 101	$5,265,950

		Louisiana—0.8%
Baa1	1,165	Louisiana Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A,
		6.375%, 6/01/38	06/13	@ 102	1,173,866

		Maryland—3.5%
NR	1,250	Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2, 6.50%, 7/01/31	07/13	@ 101	1,299,237
NR	3,000	Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth., Ser. B, 6.25%, 7/01/30	07/07	@ 102	3,002,070
BBB	1,040	Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.50%, 8/15/33	08/14	@ 100	1,047,384

					5,348,691

		Nevada—6.2%
AAA	8,000	Clark Cnty. Arpt., Ser. A-2, 5.00%, 7/01/36, FGIC	07/14	@ 100	8,051,280
NR	1,400	Las Vegas Spec. Impvt. Dist. No. 809, Summerlin Area, 5.65%, 6/01/23	12/04	@ 103	1,391,558

					9,442,838

		New Jersey—12.2%
		New Jersey Econ. Dev. Auth.,
B	3,000	Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10	@ 101	2,389,260
Baa3	7,500	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call		8,529,975
BBB-	1,500	Winchester, Ser. A, 5.80%, 11/01/31	11/14	@ 100	1,475,925
		Tobacco Settlement Fin. Corp.,
BBB	2,305	6.25%, 6/01/43	06/13	@ 100	1,985,642
BBB	4,330	7.00%, 6/01/41	06/13	@ 100	4,174,770

					18,555,572

		New York—2.1%
AAA	1,330	Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj. B, 5.00%, 6/15/31	06/12	@ 100	1,353,129
AAA	1,760	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12	@ 100	1,786,171

					3,139,300

		Ohio—1.0%
NR	1,500	Port Greater Cincinnati Dev. Auth., Cooperative Pub. Parking Infrastructure Proj.,
		6.40%, 2/15/34	02/14	@ 102	1,515,615

		Oregon—0.6%
NR5	1,000	Multi-Fam. Hsg., Pacific Tower Apts., Ser. 6, 6.05%, 11/01/34	06/12	@ 100	962,420

		South Carolina—0.7%
BBB	1,000	So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance, Ser. C,
		7.00%, 8/01/30	08/13	@ 100	1,101,020

		Texas—15.9%
BBB	1,230	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13	@ 101	1,299,200
AAA	940	Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11	@ 100	948,422
AAA	11,690	Harris Cnty. Houston Sports Auth., Ser. G, Zero Coupon, 11/15/41, MBIA	11/31	@ 53.779	1,348,442
NR5	2,840	Multi-Fam. Hsg., Copperwood Ranch Apts., Ser. 9, 5.95%, 11/01/35	06/12	@ 100	2,754,573
BBB+	1,000	Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B, 6.15%, 8/01/22	08/13	@ 101	1,047,380
AAA	60,000	Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/35, AMBAC	08/12	@ 25.665	9,655,800
BBB+	6,840	Tyler Cnty. Hlth. Facs. Dev., Mother Frances Hosp., 6.00%, 7/01/31	07/12	@ 100	7,028,510

					24,082,327

		West Virginia—0.4%
AAA	520	West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14	@ 100	527,332

		Wisconsin—5.7%
		Wisconsin Hlth. & Edl. Facs. Auth.,
A-	1,350	Aurora Hlth. Care, 6.40%, 4/15/33	04/13	@ 100	1,431,660
A	7,000	Wheaton Franciscan Svcs., 5.75%, 8/15/30	02/12	@ 101	7,290,500

					8,722,160

		Puerto Rico—5.3%
A	8,000	Puerto Rico Hwy. & Transp. Auth., Ser. G, 5.00%, 7/01/42	07/13	@ 100	8,034,800

		Multi-State—7.9%
Baa1	10,500 [3]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14	@ 100	12,059,775

		Total Long-Term Investments (cost $220,972,623)			229,487,001

See Notes to Financial Statements.

BlackRock Municipal Bond Trust (BBK) (continued)

	Principal
	Amount
Rating[1]	(000)	Description	Value

		SHORT-TERM INVESTMENTS—7.9%
		New York—3.3%
A1+	$5,000 [6]	New York City Transl. Fin. Auth., Ser. A-1, 1.32%, 9/01/04, FRWD	$5,000,000

		Ohio—3.3%
VMIG1	5,000 [6]	Hamilton Cnty. Hosp. Facs., Ser. A, 1.32%, 9/01/04, FRWD	5,000,000

	Shares
	(000)

		MONEY MARKET FUND—1.3%
	1,950	AIM Tax Free Investment Co. Cash Reserve Portfolio	1,950,000

		Total Short-Term Investments (cost $11,950,000)	11,950,000

		Total Investments—159.0% (cost $232,922,623)	$241,437,001
		Other assets in excess of liabilities—0.6%	970,515
		Preferred shares at redemption value, including dividends payable—(59.6)%	(90,515,884)

		Net Assets Applicable to Common Shareholders—100%	$151,891,632

___________
1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2004, the Trust held 7.9% of its net assets, with a current market value of $12,059,775, in securities restricted as to resale.

4Entire or partial principal amount pledged as collateral for financial futures contracts.

5Security is deemed to be of investment grade quality by the investment advisor.

6For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of August 31, 2004.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	PCR	— Pollution Control Revenue
FRWD	— Floating Rate Weekly Demand	MBIA	— Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock Municipal Income Trust II (BLE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—157.0%
			California—16.7%
A	$2,250		Agua Caliente Band, Cahuilla Indians, 6.00%, 7/01/18	07/13 @ 100	$2,247,952
A	3,500		California Mobilehome Park Fin. Auth., Palomar Estates East & West, Ser. A,
			5.25%, 3/15/34, ACA	03/13 @ 102	3,443,895
A	5,000		California Statewide Cmnty. Dev. Auth., Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	5,148,600
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	16,850		5.50%, 6/01/43	06/13 @ 100	17,238,561
A-	8,800		5.625%, 6/01/38	06/13 @ 100	9,092,072
Caa2	11,410		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24	12/12 @ 102	9,797,425
NR	4,620		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South,
			6.625%, 8/01/27	08/11 @ 101	4,820,092
			San Marcos Spl. Tax, Cmnty. Facs. Dist. No. 02-01,
NR	990		5.90%, 9/01/28	09/10 @ 102	1,000,672
NR	1,855		5.95%, 9/01/35	09/10 @ 102	1,874,960

					54,664,229

			Colorado—4.4%
AA	10,000		Colorado Hlth. Facs. Auth., Catholic Hlth. Initiatives, Ser. A, 5.50%, 3/01/32	03/12 @ 100	10,347,400
AAA	4,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. A, 5.25%, 6/15/41, FSA	06/11 @ 102	4,110,920

					14,458,320

			Connecticut—1.2%
A3	2,500		Connecticut Dev. Auth., Connecticut Lt. & Pwr., PCR, Ser. B, 5.95%, 9/01/28	10/08 @ 102	2,607,300
BBB-	1,440		Mohegan Tribe Indians, Pub. Impvt. Priority Dist., 5.25%, 1/01/33	01/14 @ 100	1,443,355

					4,050,655

			District of Columbia—5.7%
A	1,265		Friendship Pub. Charter Sch. Inc., 5.25%, 6/01/33, ACA	06/14 @ 100	1,244,849
BBB	7,500		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	6,731,475
BBB	11,500		Tobacco Settlement Fin. Corp., 6.75%, 5/15/40	05/11 @ 101	10,616,570

					18,592,894

			Florida—19.2%
Baa3	4,500		Capital Trust Agcy., Air Cargo Fort Lauderdale Proj., 5.75%, 1/01/32	01/14 @ 101	4,297,365
			Fishhawk Cmnty. Dev. Dist. II, Spec. Assmnt. Rev,
NR	3,000		Ser. A, 6.25%, 5/01/34	05/13 @ 101	3,097,560
NR	5,820		Ser. B, 5.00%, 11/01/07	No Opt. Call	5,862,893
NR	4,780		Lakes by the Bay So. Cmnty. Dev. Dist., Ser. A, 6.25%, 5/01/34	05/14 @ 101	4,861,834
A	2,650		Leesburg Hosp., Leesburg Regl. Med. Ctr. Proj., 5.50%, 7/01/32	07/12 @ 100	2,685,166
NR	3,200		Live Oak Comm. Dev., Dist. No. 1 Spec. Assmnt. Rev., Ser. A, 6.30%, 5/01/34	05/13 @ 101	3,299,200
BB	6,230		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	6,465,058
A	6,850		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys., 5.625%, 11/15/32	11/12 @ 101	7,102,011
AA-	14,000		Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33	05/13 @ 100	14,410,620
NR	2,085		Stevens Plantation Cmnty. Dev. Dist., Spl. Assmt. Rev., Ser. A, 7.10%, 5/01/35	05/14 @ 100	2,118,860
NR	4,625		Sumter Cnty. Ind. Dev. Auth., No. Sumter Util. Co. LLC, 6.90%, 10/01/34	10/09 @ 100	4,684,061
NR	3,715		Sumter Landing Cmnty. Dev., Spec. Assmnt. Rev, 6.875%, 5/01/23	05/13 @ 101	3,866,312

					62,750,940

			Georgia—1.6%
BBB	5,000		Milledgeville-Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn., 5.625%, 9/01/30	09/14@ 101	5,080,450

			Illinois—15.5%
AAA	4,000		Bolingbrook, GO, Ser. A, 5.375%, 1/01/38, FGIC	01/12 @ 100	4,140,400
NR	2,470		Centerpoint Intermodal Ctr., Ser. A, 8.00%, 6/15/23	No Opt. Call	2,456,217
A	7,500	[3]	Illinois Dev. Fin. Auth., Hosp. Rev., Adventist Hlth. Sys. Sunbelt Oblig., 5.65%, 11/15/24	11/09 @ 101	7,730,550
AA+	1,880		Illinois Fin. Auth. Rev., Northwestern Mem. Hosp., Ser. A, 5.50%, 8/15/43	08/14 @ 100	1,926,850
A2	8,000		Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care, 5.50%, 1/01/22	01/13 @ 100	8,264,640
AAA	15,000		Illinois Sports Facs. Auth., Dedicated St. Tax Supported Rev., Zero Coupon, 6/15/30, AMBAC	06/15 @ 101	11,476,050

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Illinois—(continued)
		Met. Pier & Exposition Auth., Dedicated St. Tax Rev., McCormick Place Expansion Proj.,
		Ser. A, MBIA,
AAA	$45,190	Zero Coupon, 6/15/33	No Opt. Call	$9,692,803
AAA	5,000	Zero Coupon, 6/15/40	No Opt. Call	703,750
AAA	4,290	O’Hare Intl. Arpt., Refdg. Gen. Arpt. 3rd Lien, Ser. C-2, 5.25%, 1/01/30, FSA	01/14 @ 100	4,369,923

				50,761,183

		Indiana—9.6%
Baa1	5,500	Fort Wayne, PCR, Gen. Mtrs. Corp. Proj., 6.20%, 10/15/25	12/12 @ 101	5,789,025
AA	5,000	Indiana Hlth. Fac. Fin. Auth., Ascension Hlth., Ser. F, 5.375%, 11/15/25	11/12 @ 101	5,074,950
AAA	19,735	Indianapolis Local Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, 5.25%, 7/01/33, MBIA	07/12 @ 100	20,373,822

				31,237,797

		Louisiana—0.8%
Baa1	2,485	Louisiana Local Gov’t. Env. Facs. & Cmnty. Dev. Auth., Oakleigh Apts. Proj., Ser. A,
		6.375%, 6/01/38	06/13 @ 102	2,503,911

		Maryland—3.5%
NR	3,000	Frederick Cnty. Spl. Oblig., Urbana Cmnty. Dev. Auth., Ser. A, 5.95%, 7/01/30	07/07 @ 102	3,002,160
Baa3	5,000	Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland, Ser. A, 5.75%, 10/01/33	10/13 @ 100	5,066,750
		Maryland Hlth. & Higher Edl. Facs. Auth.,
BBB	2,240	Medstar Hlth., 5.50%, 8/15/33	08/14 @ 100	2,255,904
A3	1,000	Union Hosp. of Cecil Cnty., 5.625%, 7/01/32	07/12 @ 100	1,027,660

				11,352,474

		Mississippi—1.8%
BBB	4,950	Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	5,767,196

		Missouri—1.9%
NR	6,000	Dept. of Transp., Rt. 370/Missouri Bottom Rd./Taussig Rd. Transp. Dev., 7.20%, 5/01/33	05/13 @ 100	6,206,880

		Nevada—5.8%
AAA	10,000	Clark Cnty. Arpt., Ser. A-2, 5.00%, 7/01/36, FGIC	07/14 @ 100	10,064,100
NR	2,990	Henderson Local Impvt. Dist. No. T-14, 5.80%, 3/01/23	03/05 @ 103	3,071,776
		No. Las Vegas Local Impvt., Spec. Impvt. Dist. 60 Aliante,
NR	2,500	6.125%, 12/01/17	12/04 @ 103	2,575,900
NR	3,000	6.40%, 12/01/22	12/04 @ 103	3,088,890

				18,800,666

		New Jersey—11.6%
		New Jersey Econ. Dev. Auth.,
B	10,100	Continental Airlines Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	8,043,842
Baa3	7,475	Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	8,501,542
Baa3	10,000	Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	11,236,300
BBB	11,700	Tobacco Settlement Fin. Corp., 6.25%, 6/01/43	06/13 @ 100	10,078,965

				37,860,649

		New Mexico—1.4%
Baa1	5,200	New Mexico Hsg. Auth., Region III, Villa Delaware Oso Apts. Proj., Ser. A, 6.00%, 1/01/38	01/13 @ 102	4,716,556

		New York—4.8%
AAA	2,845	Env. Facs. Corp., St. Clean Wtr. & Drinking Wtr. Rev., NYC Mun. Wtr. Proj. B, 5.00%, 6/15/31	06/12 @ 100	2,894,475
AAA	3,775	Met. Transp. Auth., Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	3,831,134
NR	8,800	Port Auth. of NY & NJ, Spec. Oblig. Rev., Contl/Eastern Proj. LaGuardia, 9.00%, 12/01/10	10/04 @ 100	8,841,096

				15,566,705

		Pennsylvania—3.2%
BBB+	5,000	Monroe Cnty. Hosp. Auth., Hospital Pocono Med Center, 6.00%, 1/01/43	01/14 @ 100	5,107,900
A3	5,175	Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A, 6.375%, 11/01/41	05/11 @ 101	5,362,956

				10,470,856

		South Carolina—7.0%
		Greenwood Cnty. Hosp., Self Mem. Hosp. Facs.,
A	3,280	5.50%, 10/01/26	10/11 @ 100	3,360,721
A	3,250	5.50%, 10/01/31	10/11 @ 100	3,322,215
NR	3,995	Lancaster Cnty. Assmnt., Edgewater Impvt. Dist. Ser. A, 6.875%, 11/01/35	11/13 @ 101	4,115,689

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			South Carolina—(continued)
			So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev.,
AA	$3,750		Georgetown Mem. Hosp., 5.375%, 2/01/30, RAA	08/11@100	$3,855,150
BBB	2,640		Palmetto Hlth. Alliance, Ser. A, 6.25%, 8/01/31	08/13 @ 100	2,761,308
BBB	5,000		Palmetto Hlth. Alliance, Ser. C, 6.875%, 8/01/27	08/13 @ 100	5,480,000

					22,895,083

			Tennessee—2.6%
AAA	20,405		Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/21, FSA	01/13 @ 63.44	8,457,668

			Texas—19.5%
BBB	2,300		Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 6.75%, 10/01/38	10/13 @ 101	2,429,398
A-	1,750		Crawford Ed. Facs. Corp., Higher Ed. Rev., Univ. of St. Thomas Proj., 5.375%, 10/01/27	10/12 @ 100	1,728,353
AAA	2,015		Dallas Area Rapid Trans., 5.00%, 12/01/31, AMBAC	12/11 @ 100	2,033,054
BBB	20,000		Gulf Coast Wst. Disp. Auth., Environ. Impvt. Rev., Ser. A, 6.10%, 8/01/24	08/12 @ 100	20,891,800
AAA	25,375		Harris Cnty. Houston Texas Sports Auth., Ser. A-3, Zero Coupon, 11/15/36, MBIA	11/24 @ 49.423	3,998,085
			Sabine River Auth., PCR, TXU Elec. Co. Proj., Ser. B,
BBB+	5,900		Zero Coupon, 11/01/11	No Opt. Call	6,365,805
BBB+	2,000		6.15%, 8/01/22	08/13 @ 101	2,094,760
			Texas Tpke. Auth., Central Sys. Rev., AMBAC,
AAA	73,370		Zero Coupon, 8/15/36	08/12 @ 24.171	11,114,821
AAA	65,000		Zero Coupon, 8/15/37	08/12 @ 22.708	9,248,200
AAA	27,600		Zero Coupon, 8/15/38	08/12 @ 21.384	3,695,916

					63,600,192

			Utah—1.2%
BBB	4,000		Tooele Cnty. Hazardous Wst. Treat., Union Pacific Proj., Ser. A, 5.70%, 11/01/26	04/08 @ 102	4,034,160

			Virginia—7.1%
NR4	13,375		Alexandria Redev. & Hsg. Auth., 3001 Park Cntr. Apts., Ser. A, 6.375%, 4/01/34	04/08 @ 103	13,739,067
AAA	9,000		Halifax Cnty. Indl. Dev. Auth., Exempt Fac. Rev., Old Dominion Elec. Coop. Proj.,
			5.625%, 6/01/28, AMBAC	06/13 @ 101	9,495,900

					23,234,967

			West Virginia—1.9%
BBB+	5,000		Mason Cnty., PCR, Refunding Appalachian Pwr. Co. Proj., Ser. L, 5.50%, 10/01/22	10/11 @ 100	5,057,800
AAA	1,115		West Virginia Econ. Dev. Auth., Correctional Juvenile Safety, Ser. A, 5.00%, 6/01/29, MBIA	06/14 @ 100	1,130,722

					6,188,522

			Wisconsin—4.1%
			Wisconsin Hlth. & Edl. Facs. Auth.,
A-	3,930		Aurora Hlth. Care, 6.40%, 4/15/33	04/13 @ 100	4,167,726
A-	4,000		Synergy Hlth. Inc., 6.00%, 11/15/32	08/13 @ 100	4,134,600
A	5,000		Wheaton Franciscan Svcs., 5.75%, 8/15/25	02/12 @ 101	5,221,450

					13,523,776

			Puerto Rico—0.9%
A	3,000		Puerto Rico Hwy. & Transp. Auth., Ser. G, 5.00%, 7/01/42	07/13 @ 100	3,013,050

			Multi-State—4.0%
			Charter Mac Equity Issuer Trust,
A3	1,000		Ser. A, 5.75%, 4/30/15	No Opt. Call	1,052,020
A3	3,500		Ser. A, 6.00%, 4/30/19	No Opt. Call	3,725,155
Baa1	5,000		Ser. B, 6.00%, 4/30/15	No Opt. Call	5,256,850
Baa1	3,000		Ser. B, 6.30%, 4/30/19	No Opt. Call	3,189,240

					13,223,265

			Total Long-Term Investments (cost $497,686,989)		513,013,044

			SHORT-TERM INVESTMENTS—2.9%
			California—0.0%
A1	75	[5]	California Hlth. Facs. Fin. Auth., Scripps Hlth., Ser. B, 1.28%, 9/01/04, MBIA, FRWD	N/A	75,000

			New York—0.4%
A1	200	[5]	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. C, 1.26%, 9/01/04, FRDD	N/A	200,000
A1	1,000	[5]	New York City Transl. Fin. Auth., Ser. A-1, 1.32%, 9/01/04, FRWD	N/A	1,000,000

					1,200,000

See Notes to Financial Statements.

BlackRock Municipal Income Trust II (BLE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—2.5%
8,200	AIM Tax Free Investment Co. Cash Reserve Portfolio	$8,200,000

	Total Short-Term Investments (cost $9,475,000)	9,475,000

	Total Investments—159.9% (cost $507,161,989)	$522,488,044
	Other assets in excess of liabilities—3.0%	9,860,813
	Preferred shares at redemption value, including dividends payable—(62.9)%	(205,579,051)

	Net Assets Applicable to Common Shareholders—100%	$326,769,806

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

4Security is deemed to be of investment grade quality by the investment advisor.

5For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of August 31, 2004.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FRDD	— Floating Rate Daily Demand	PCR	— Pollution Control Revenue
FRWD	— Floating Rate Weekly Demand	RAA	— Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock California Insured Municipal Income Trust (BCK)
	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—161.1%
AAA	$6,500		Benicia Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/23, MBIA	No Opt. Call	$2,476,695
			California Cnty., Tobacco Sec. Agcy. Rev.,
BBB	7,405		Sonoma Cnty., 5.875%, 6/01/43	06/12	6,136,375
BBB	7,650		Alameda Cnty., 6.00%, 6/01/42	06/12	6,393,258
A2	6,500		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.25%, 5/01/20	05/12	6,958,380
AAA	2,385		California Edl. Facs. Auth., Scripps Coll., 5.00%, 8/01/31, MBIA	08/11	2,418,104
AAA	4,500	[3]	California Infrastructure & Econ. Dev., Rand Corp., Ser. A, 5.25%, 4/01/42, AMBAC	04/12	4,641,750
AAA	5,000		California Pub. Wks. Brd., Dept. of Gen. Svcs., Ser. A, 5.00%, 12/01/27, AMBAC	12/12	5,077,850
			Ceres Unified Sch. Dist., Ser. B, FGIC,
AAA	3,055		Zero Coupon, 8/01/30	08/12	705,919
AAA	3,180		Zero Coupon, 8/01/31	08/12	691,586
AAA	3,300		Zero Coupon, 8/01/32	08/12	676,137
AAA	3,440		Zero Coupon, 8/01/33	08/12	665,021
AAA	3,575		Zero Coupon, 8/01/34	08/12	652,080
AAA	3,275		Zero Coupon, 8/01/35	08/12	563,595
A3	2,600		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12	2,754,050
AAA	2,000		Long Beach Unified Sch. Dist., Ser. D, 5.00%, 8/01/31, FSA	08/10	2,033,660
			Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, FGIC,
AAA	5,000		5.00%, 7/01/43	07/12	5,032,050
AAA	5,000		5.125%, 7/01/41	07/11	5,087,050
AAA	5,000		Los Angeles Unified Sch. Dist., Ser. E, 5.125%, 1/01/27, MBIA	07/12	5,197,700
			Los Angeles Wstwtr. Sys., Ser. A,
AAA	5,000		5.00%, 6/01/27, MBIA	06/13	5,125,200
AAA	6,025		5.00%, 6/01/32, FGIC	06/12	6,133,209
AAA	5,000		No. California Pwr. Agcy., Pub. Pwr. Rev., Hydroelec. Proj. 1, Ser. A, 5.00%, 7/01/28, MBIA	07/08	5,094,650
AAA	2,500		No. Orange Cnty. Cmnty. Coll. Dist., Ser. A, 5.00%, 2/01/27, MBIA	08/12	2,563,675
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.00%, 2/01/27, FGIC	02/12	5,121,200
AAA	5,295		San Diego Cnty. Wtr. Auth., COP, Ser. A, 5.00%, 5/01/32, MBIA	05/12	5,381,150
AAA	4,805		San Diego Redev. Agcy., Centre City Proj., Ser. A, 5.00%, 9/01/28, MBIA	09/11	4,886,060
AAA	4,000		San Diego Univ. Fndtn Aux. Org., Ser. A, 5.00%, 3/01/37, MBIA	03/12	4,057,440
AAA	20,000		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/31, MBIA	No Opt. Call	4,709,600
AAA	6,000		San Jose Fin. Auth., Civic Ctr. Proj., Ser. B, 5.00%, 6/01/37, AMBAC	06/12	6,068,940
AAA	11,125		Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/27, AMBAC	No Opt. Call	3,246,052
AAA	3,000		Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1, Ser. A, 5.00%, 9/01/38, FSA	09/12	3,045,660
AAA	5,280		Westlands Wtr. Dist., COP, 5.00%, 9/01/34, MBIA	09/12	5,369,074

			Total Investments—161.1% (cost $119,223,258)		$118,963,170
			Other assets in excess of liabilities—1.9%		1,362,390
			Preferred shares at redemption value, including dividends payable—(63.0)%		(46,502,293)

			Net Assets Applicable to Common Shareholders—100%		$73,823,267

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represents approximately 81.3% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock California Municipal Bond Trust (BZA)

	Principal
	Amount			Option Call
Rating[1]	(000		Description	Provisions[2]		Value

			LONG-TERM INVESTMENTS—154.4%
			California—146.2%
AAA	$5,000		Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, Zero Coupon, 9/01/32, FSA	No Opt. Call		$1,059,100
A2	4,000		California Edl. Facs. Auth., Univ. of San Diego, Ser. A, 5.25%, 10/01/30	10/12	@ 100	4,106,120
A	3,270		California Hlth. Facs. Fin. Auth., Insured Hlth. Facs. Valleycare, Ser. A, 5.375%, 5/01/27	05/12	@ 100	3,368,133
AAA	11,550		California Hsg. Fin. Agcy., Home Mtg., Ser. K, Zero Coupon, 2/01/33, MBIA	02/12	@ 27.46	2,101,869
			California Infrastructure & Econ. Dev.,
AAA	3,000		5.25%, 6/01/30, MBIA	06/07	@ 101	3,092,430
A	3,750		J. David Gladstone Inst. Proj., 5.25%, 10/01/34	10/11	@ 101	3,782,025
AAA	3,500[3]		Rand Corp., Ser. A, 5.25%, 4/01/42, AMBAC	04/12	@ 100	3,610,250
			California Statewide Cmnty. Dev. Auth.,
A	5,000		Kaiser Permanente, Ser. A, 5.50%, 11/01/32	11/12	@ 100	5,152,450
AA-	3,250		Sutter Hlth. Oblig. Grp., Ser. B, 5.625%, 8/15/42	08/12	@ 100	3,347,630
BBB	4,000		California Statewide Fin. Auth., Tobacco Settlement Rev., Ser. B, 6.00%, 5/01/43	05/12	@ 100	3,335,560
BBB	3,845		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., 5.75%, 1/15/40	01/10	@ 101	3,861,918
			Golden St. Tobacco Sec. Corp.,
BBB	2,000		Ser. A-1, 6.625%, 6/01/40	06/13	@ 100	1,833,580
BBB	1,000		Ser. A-1, 6.75%, 6/01/39	06/13	@ 100	933,060
A-	2,500		Ser. B, 5.50%, 6/01/43	06/13	@ 100	2,557,650
A-	1,300		Ser. B, 5.625%, 6/01/38	06/13	@ 100	1,343,147
A3	1,745		Kaweah Delta Hlth. Care Dist., 6.00%, 8/01/34	08/12	@ 102	1,848,391
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	655		5.90%, 6/01/27	06/13	@ 100	657,705
NR4	1,180		6.00%, 6/01/35	06/13	@ 100	1,195,482
			Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc.,
B-	1,000		Ser. B, 7.50%, 12/01/24	12/12	@ 102	850,240
Caa2	680		Ser. C, 7.50%, 12/01/24	12/12	@ 102	583,896
			Multi-Fam. Hsg.,
NR4	2,240		San Lucas Apts., Ser. 5, 5.95%, 11/01/34	06/12	@ 100	2,165,834
NR4	2,425		Westgate Courtyard Apts., Ser. 3, 5.80%, 11/01/34	12/11	@ 100	2,344,029
NR4	2,400		Orange Cnty. Cmnty. Facs. Dist., Spl. Tax Rev., Ladera Ranch, Ser. A, 6.00%, 8/15/32	08/10	@ 101	2,471,232
BBB	3,000		Palm Springs Mobile Home Park, Sahara Mobile Home Park, 5.75%, 5/15/37	05/12	@ 102	3,056,280
NR	2,500		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South, 6.25%, 8/01/33	08/11	@ 101	2,554,525
AAA	15,000		Santa Ana Unified Sch. Dist., COP, Zero Coupon, 4/01/29, FSA	No Opt. Call		3,962,850
AAA	2,500		Santa Clara Valley Wtr. Dist., Wtr. Util. Sys. Rev., Ser. A, 5.125%, 6/01/31, FGIC	06/10	@ 100	2,561,025
BBB	3,250		Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12	@ 100	2,587,422
A+	1,500		Torrance Hosp. Rev., Torrance Mem. Med Ctr., Ser. A, 5.50%, 6/01/31	06/11	@ 101	1,530,600

						71,854,433

			Multi-State—8.2%
Baa1	3,500	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14	@ 100	4,019,925

			Total Long-Term Investments (cost $72,932,184)			75,874,358

			SHORT-TERM INVESTMENTS—4.3%
			California—4.1%
A1	2,000	[6]	California Dept. of Wtr. Resources, Power Supply Rev., Ser. B-2, 1.40%, 9/01/04, FRDD	N/A		2,000,000

See Notes to Financial Statements.

BlackRock California Municipal Bond Trust (BZA) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.2%
100	AIM Tax Free Investment Co. Cash Reserve Portfolio	$100,000

	Total Short-Term Investments (cost $2,100,000)	2,100,000

	Total Investments—158.7% (cost $75,032,184)	$77,974,358
	Other assets in excess of liabilities—2.3%	1,147,144
	Preferred shares at redemption value, including dividends payable—(61.0)%	(29,976,396)

	Net Assets Applicable to Common Shareholders—100%	$49,145,106

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

4Security is deemed to be of investment grade quality by the investment advisor.

5Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2004, the Trust held 8.2% of its net assets, with a current market value of $4,019,925, in securities restricted as to resale.

6For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown as of August 31, 2004.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	FRDD	— Floating Rate Daily Demand
COP	— Certificate of Participation	FSA	— Financial Security Assurance
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock California Municipal Income Trust II (BCL)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—160.4%
			California—156.5%
			Anaheim Pub. Fin. Auth., Pub. Impvt. Proj., Ser. C, FSA,
AAA	$15,000		Zero Coupon, 9/01/34	No Opt. Call	$2,843,100
AAA	10,000		Zero Coupon, 9/01/36	No Opt. Call	1,685,200
A	8,000		California, GO, 5.50%, 11/01/33	11/13 @ 100	8,473,680
			California Cnty. Tobacco Sec. Agcy.,
BBB	5,515		Ser. B, 6.00%, 6/01/29	06/12 @ 100	4,828,107
BBB-	4,500		Gold Country Fdg. Corp., 6.00%, 6/01/38	06/12 @ 100	3,778,290
A2	6,000	[3]	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.375%, 5/01/21	05/12@ 101	6,409,680
			California Infrastructure & Econ. Dev., Ser. A,
AAA	5,000		Bay Area Toll Brdgs., 5.00%, 7/01/36, AMBAC	07/13@ 100	5,082,700
A	1,735		Kaiser Hosp. Asst. LLC, 5.55%, 8/01/31	08/11@ 102	1,788,091
AAA	2,500		Rand Corp., 5.25%, 4/01/42, AMBAC	04/12@ 100	2,578,750
A	3,500		California Mobilehome Park Fin. Auth., Palomar Estates East & West, Ser. A,
			5.25%, 3/15/34, ACA	03/13 @ 102	3,443,895
			California Statewide Cmnty. Dev. Auth.,
A	5,000		Kaiser Permanente, Ser. A, 5.50%, 11/01/32	11/12 @ 100	5,152,450
A	7,000		Mem. Hlth. Svcs., Ser. A, 5.50%, 10/01/33	04/13 @ 100	7,208,040
AA-	8,000		Sutter Hlth. Oblig Corp., Ser. B, 5.50%, 8/15/34	08/12 @ 100	8,228,400
			California Statewide Fin. Auth., Tobacco Settlement Rev.,
BBB	5,000		Ser. A, 6.00%, 5/01/37	05/1 2@ 100	4,242,550
BBB	1,750		Ser. B, 6.00%, 5/01/43	05/12 @ 100	1,459,308
AAA	6,000		Corona Norco Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. No. 98-1,
			5.10%, 9/01/32, AMBAC	09/12 @ 100	6,130,800
			Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Ser. A,
AAA	15,470	[4]	Zero Coupon, 1/01/26	ETM	5,232,573
AAA	4,890	[4]	Zero Coupon, 1/01/30	ETM	1,313,209
			Golden St. Tobacco Sec. Corp.,
BBB	2,900		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,658,691
BBB	1,100		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	1,026,366
A-	5,650		Ser. B, 5.50%, 6/01/43	06/13 @ 100	5,780,289
A-	3,000		Ser. B, 5.625%, 6/01/38	06/13 @ 100	3,099,570
AAA	5,000		La Quinta Redev. Agcy. Tax Allocation, Redev. Proj. Area No. 1, 5.125%, 9/01/32, AMBAC	09/12 @ 102	5,153,600
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR5	1,490		5.90%, 6/01/27	06/13 @ 100	1,496,154
NR5	2,680		6.00%, 6/01/35	06/13 @ 100	2,715,161
AAA	5,500		Los Angeles Dept. of Wtr. & Pwr., Wtr. Wks. Rev., Ser. A, 5.125%, 7/01/41, FGIC	07/11 @ 100	5,595,755
Caa2	1,785		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines Inc., Ser. C, 7.50%, 12/01/24 .	12/12 @ 102	1,532,726
			Oxnard Impvt. Bond, Dist. No. 1 Spec. Assmt., 1 Rice Ave.,
NR	1,920		5.625%, 9/02/27	03/05 @ 103	1,919,501
NR	1,915		5.70%, 9/02/32	03/05 @ 103	1,912,338
			Poway Unified Sch. Dist., Spl. Tax Rev., Cmnty. Facs. Dist. No. 6,
NR	1,500		5.50%, 9/01/25	09/10 @ 102	1,479,795
NR	1,700		5.60%, 9/01/33	09/10 @ 102	1,685,550
BBB	2,470		Rohnert Park Fin. Auth., Rancho Feliz Mobile Home Park, Ser. A, 5.625%, 9/15/28	09/13 @ 100	2,361,913
AAA	5,000		Sacramento City Fin. Auth., Cap. Impvt., Ser. A, 5.00%, 12/01/32, AMBAC	06/11 @ 100	5,079,250
NR	6,000		San Bernardino Cnty., Spl. Tax Rev., Cmnty. Facs., 5.90%, 9/01/33	09/12 @ 102	5,966,940
AAA	8,665		San Diego Unified Sch. Dist., Ser. D, 5.25%, 7/01/23, FGIC	07/12 @ 101	9,275,882
NR	5,000		San Francisco City & Cnty. Redev. Agcy., Cmnty. Facs. Dist., Mission Bay South, 6.25%, 8/01/33	08/11 @ 101	5,109,050
AAA	30,000		San Joaquin Hills Transp. Corridor Agcy., Toll Road Rev., Ser. A, Zero Coupon, 1/15/34, MBIA .	No Opt. Call	5,973,300
NR	8,000		San Jose Multi-Fam. Hsg., Helzer Courts Apts. Proj., Ser. A, 6.40%, 12/01/41	12/09 @ 102	7,526,320
			Santa Clarita Facs. Dist., Valencia Town Ctr.,
NR	1,640		5.80%, 11/15/25	11/10 @ 102	1,656,990
NR	1,500		5.85%, 11/15/32	11/10 @ 102	1,522,275

See Notes to Financial Statements.

BlackRock California Municipal Income Trust II (BCL) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		California—(continued)
AAA	$ 2,685	Santa Rosa Wstwtr., Ser. B, Zero Coupon, 9/01/25, AMBAC	No Opt. Call	$893,837
BBB	2,200	So. Tahoe Joint Pwr. Fin. Auth., So. Tahoe Redev. Proj. 1-A, 5.45%, 10/01/33	10/13 @ 100	2,204,950
BBB	1,600	Tobacco Sec. Auth. So. California, Tobacco Settlement Rev., Ser. A, 5.625%, 6/01/43	06/12 @ 100	1,273,808
NR	2,000	Tustin Unified Sch. Dist., Spec. Tax Rev., Cmnty. Facs. Dist. 97-1, Ser. B, 5.60%, 9/01/29	09/12 @ 101	2,017,560
AAA	2,000	Univ. of California, Ser. A, 5.00%, 5/15/33, AMBAC	05/13 @ 100	2,032,660
NR	1,170	Val Verde Unified Sch. Dist. Fin. Auth., Spec. Tax Rev., 6.25%, 10/01/28	10/13 @ 102	1,215,431
A2	2,000	Vernon Elec. Sys., Malburg Generating Station Proj., 5.50%, 4/01/33	04/08 @ 100	2,041,480

				172,085,965

		Multi-State—3.9%
		Charter Mac Equity Issuer Trust,
A3	500	Ser. A, 5.75%, 4/30/15	No Opt. Call	526,010
A3	1,000	Ser. A, 6.00%, 4/30/19	No Opt. Call	1,064,330
Baa1	1,500	Ser. B, 6.00%, 4/30/15	No Opt. Call	1,577,055
Baa1	1,000	Ser. B, 6.30%, 4/30/19	No Opt. Call	1,063,080

				4,230,475

		Total Long-Term Investments (cost $174,488,747)		176,316,440

	Shares
	(000)

		MONEY MARKET FUND—3.1%
	3,400	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $3,400,000)	N/A	3,400,000

		Total Investments—163.5% (cost $177,888,747)		$179,716,440
		Other assets in excess of liabilities—2.0%		2,198,185
		Preferred shares at redemption value, including dividends payable—(65.5)%		(71,962,401)

		Net Assets Applicable to Common Shareholders—100%		$109,952,224

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

4This security is collaterized by U.S. Treasury obligations.

5Security is deemed to be of investment grade quality by the investment advisor.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
ETM	— Escrowed to Maturity	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock Florida Insured Municipal Income Trust (BAF)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		LONG-TERM INVESTMENTS—158.9%
		Florida—152.3%
		Capital Trust Agcy. Multi-Fam., American Oppty.,
Baa1	$1,000	Ser. A, 5.875%, 6/01/38	06/13 @ 102	$951,440
Baa3	995	Ser. C, 7.25%, 6/01/38	06/13 @ 102	975,200
NR3	3,935	Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	4,100,506
		Florida Brd. of Ed.,
AAA	9,000	GO, Ser. A, 5.00%, 6/01/27, FSA	06/12 @ 101	9,166,950
AAA	8,640[4]	Lottery Rev., Ser. C, 5.00%, 1/01/22, MBIA	01/13 @ 101	9,130,234
AAA	7,000	Florida Dept. of Transp., 5.00%, 7/01/27, FSA	07/1 2@ 101	7,130,970
AAA	8,695	Gainesville Util. Sys., Ser. A, 5.00%, 10/01/33, FSA	10/13 @ 100	8,829,772
A	8,500	Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11 @ 101	9,009,235
AAA	7,580	Hillsborough Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/25, MBIA	07/1 0@ 100	7,727,355
		Jacksonville,
AAA	8,000	Excise Tax, Ser. B, 5.00%, 10/01/26, AMBAC	10/12 @ 100	8,160,240
AAA	9,500	Sales Tax, 5.00%, 10/01/27, MBIA	10/13 @ 100	9,682,305
AAA	9,500	Transp., 5.00%, 10/01/31, MBIA	10/11 @ 100	9,617,705
AAA	2,865	Jacksonville Cap. Impvt., Ser. A, 5.00%, 10/01/30, AMBAC	10/12 @ 100	2,906,972
AAA	1,480	Julington Creek Plantation Cmnty. Dev., Assmt. Rev., 5.00%, 5/01/29, MBIA	05/12 @ 101	1,504,080
AAA	9,000	Lake Cnty. Sch. Brd., COP, Ser. A, 5.00%, 7/01/28, AMBAC	07/13 @ 100	9,161,910
AAA	26,935	Miami Dade Cnty., Spec. Oblig. Rev., Ser. B, Zero Coupon, 10/01/31, MBIA	04/08 @ 28.079	5,971,489
AAA	7,975	Orange Cnty., Sales Tax, Ser. B, 5.125%, 1/01/32, FGIC	01/13 @ 100	8,184,822
AAA	2,000	Orange Cnty. Sch. Brd., COP, Ser. A, 5.00%, 8/01/27, MBIA	08/12 @ 100	2,030,060
AAA	9,250	Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	9,480,325
AAA	4,000	Osceola Cnty. Sch. Brd., COP, Ser. A, 5.25%, 6/01/27, AMBAC	06/12 @ 101	4,197,800
		Palm Bay Util., FGIC,
AAA	4,015	Zero Coupon, 10/01/28	No Opt. Call	1,161,459
AAA	5,570	Zero Coupon, 10/01/31	No Opt. Call	1,365,764
AAA	9,200	Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	9,332,296
AA-	5,000	Pinellas Cnty. Hlth. Fac. Auth., Baycare Hlth. Sys., 5.50%, 11/15/33	05/13 @ 100	5,146,650
AAA	9,500	Pinellas Cnty. Swr., 5.00%, 10/01/32, FSA	10/13 @ 100	9,647,250
AAA	5,000	Polk Cnty. Util. Sys., 5.00%, 10/01/29, FGIC	10/13 @ 100	5,084,850
AAA	825	Port St. Lucie Util., 5.125%, 9/01/31, MBIA	09/11 @ 100	843,678
AAA	2,945	Sarasota Cnty. Util. Sys., Ser. C, 5.25%, 10/01/22, FGIC	10/12 @ 100	3,188,964
AAA	3,500	St. Petersburg Pub. Util., Ser. A, 5.00%, 10/01/28, FSA	10/09 @ 101	3,544,905
AAA	2,000	Tampa Bay Wtr. Util. Sys., Ser. A, 5.00%, 10/01/28, FGIC	10/11 @ 100	2,029,580
		Tohopekaliga Wtr. Auth., Ser. B, FSA,
AAA	1,980	5.00%, 10/01/21	10/13 @ 100	2,097,533
AAA	1,000	5.00%, 10/01/23	10/13 @ 100	1,043,220
		Village Cmnty. Dev. Dist., Assmt. Rev.,
NR3	4,935	Ser. A, 6.50%, 5/01/33	05/13 @ 101	5,208,596
NR3	640	Ser. B, 5.40%, 5/01/07	No Opt. Call	650,560
AAA	12,000	Village Ctr. Cmnty. Dev. Dist., Ser. A, 5.00%, 11/01/32, MBIA	11/13 @ 101	12,156,120

				190,420,795

See Notes to Financial Statements.

BlackRock Florida Insured Municipal Income Trust (BAF) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Puerto Rico—6.6%
BBB	$9,405	Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	$8,268,406

		Total Investments—158.9% (cost $196,369,893)		$198,689,201
		Other assets in excess of liabilities—1.9%		2,366,988
		Preferred shares at redemption value, including dividends payable—(60.8)%		(76,001,833)

		Net Assets Applicable to Common Shareholders—100%		$125,054,356

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Security was deemed to be of investment grade quality by the investment advisor at the time of purchase.

4Entire or partial principal amount pledged as collateral for financial futures contracts.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represents approximately 82.9% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	FSA	— Financial Security Assurance
COP	— Certificate of Participation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock Florida Municipal Bond Trust (BIE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.8%
			Florida—142.6%
AAA	$1,250		Bay Cnty., Sales Tax Rev., 5.125%, 9/01/32, AMBAC	09/12 @ 100	$1,286,013
A	1,000		Boynton Beach Multi-Fam., Clipper Cove Apts., 5.30%, 1/01/23, ACA	01/13 @ 100	1,016,860
Baa1	1,000		Capital Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.875%, 6/01/38	06/13 @ 102	951,440
NR	1,670		Colonial Cntry. Club Cmnty. Dev. Dist., 6.40%, 5/01/33	05/13 @ 101	1,740,240
AAA	3,150		Florida Mun. Loan Council, Ser. A, 5.125%, 5/01/32, MBIA	05/12 @ 101	3,235,712
NR	1,460		Gateway Svcs. Cmnty. Dev. Dist., Spec. Assmt., Stoneybrook Proj., 5.50%, 7/01/08	No Opt. Call	1,494,368
AAA	3,100		Greater Orlando Aviation Auth., Orlando Arpt. Facs., Ser. A, 5.125%, 10/01/32, FSA	10/12 @ 100	3,164,883
A	4,900		Highlands Cnty. Hlth. Facs. Auth., Hosp. Adventist/Sunbelt, Ser. A, 6.00%, 11/15/31	11/11 @ 101	5,193,559
BBB+	1,810		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,819,376
AA	3,500		Jacksonville Econ. Dev. Comm. Hlth. Facs., Mayo Clinic, Ser. B, 5.50%, 11/15/36	11/11 @ 101	3,626,175
			JEA, Ser. A,
AA+	5,000		Elec. Sys. Rev., 5.50%, 10/01/41	10/07 @ 100	5,419,650
AAA	5,425	[3]	Wtr. & Swr. Sys., 5.375%, 10/01/30, MBIA	04/07 @ 100	5,527,207
A1	3,000		Lakeland Hosp. Sys., Lakeland Regl. Hlth. Sys., 5.50%, 11/15/32	11/12 @ 101	3,039,240
BB	1,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr., 6.75%, 11/15/21	11/14 @ 100	1,556,595
			Miami Dade Cnty., Spec. Oblig. Rev., MBIA,
AAA	5,500		Ser. A, Zero Coupon, 10/01/26	04/08	1,634,820
AAA	10,000		Ser. B, Zero Coupon, 10/01/30	04/08	2,347,400
AAA	5,410		Ser. B, Zero Coupon, 10/01/32	04/08	1,132,205
A	5,000		Orange Cnty. Hlth. Facs. Auth., Orlando Regl. Hlth. Care, 5.75%, 12/01/32	12/12 @ 100	5,182,550
AAA	3,350		Orange Cnty. Tourist Dev., Tax Rev., 5.125%, 10/01/30, AMBAC	04/12 @ 100	3,433,415
AAA	3,105		Osceola Cnty. Tourist Dev., Tax Rev., Ser. A, 5.00%, 10/01/32, FGIC	10/12 @ 100	3,148,408
AAA	3,630		Palm Bay Util., Zero Coupon, 10/01/28, FGIC	No Opt. Call	1,050,086
AAA	3,000		Palm Beach Cnty. Sch. Brd., COP, Ser. C, 5.00%, 8/01/27, FSA	08/12 @ 100	3,045,090
AAA	1,500		Port St. Lucie Util., 5.125%, 9/01/31, MBIA	09/11 @ 100	1,533,960
Aa3	2,000		So. Broward Hosp. Dist., 5.60%, 5/01/27	05/12 @ 101	2,086,600
NR	1,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	1,802,824
NR	2,850		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC, 6.80%, 10/01/32	10/09 @ 100	2,892,665
NR	1,875		Village Cmnty. Dev. Dist., Assmt. Rev., Ser. A, 6.50%, 5/01/33	05/13 @ 101	1,978,950
			Volusia Cnty Edl. Fac. Auth., Embry Riddle Aeronautical, RAA,
AA	1,250		5.20%, 10/15/26	10/13@ 100	1,280,300
AA	1,610		5.20%, 10/15/33	10/13@ 100	1,643,069

					73,263,660

			Puerto Rico—7.5%
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	2,565	[4]	5.25%, 7/01/12	N/A	2,915,020
A-	935		5.25%, 7/01/36	07/12 @ 100	959,721

					3,874,741

See Notes to Financial Statements.

BlackRock Florida Municipal Bond Trust (BIE)

	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Multi-State—6.7%
Baa1	$3,000[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14@ 100	$3,445,650

		Total Investments—156.8% (cost $76,421,167)		$80,584,051
		Other assets in excess of liabilities—1.1%		578,900
		Preferred shares at redemption value, including dividends payable—(57.9)%		(29,780,135)

		Net Assets Applicable to Common Shareholders—100%		$51,382,816

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2004, the Trust held 6.7% of its net assets, with a current market value of $3,445,650, in securities restricted as to resale.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	MBIA	— Municipal Bond Insurance Association
COP	— Certificate of Participation	PCR	— Pollution Control Revenue
FGIC	— Financial Guaranty Insurance Company	RAA	— Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock Maryland Municipal Bond Trust (BZM)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.2%
			Maryland—122.2%
A3	$2,870		Anne Arundel Cnty. Econ. Dev., Cmnty. Coll. Proj., 5.25%, 9/01/28	09/12 @ 102	$2,967,982
NR	1,000		Baltimore, Spec. Oblig. Rev., Harborview Lot No. 2, 6.50%, 7/01/31	07/13 @ 101	1,039,390
			Baltimore Cnty., GO,
AAA	2,000	[3]	Met. 67th Dist., 5.00%, 6/01/22	06/11 @ 101	2,108,020
AAA	2,000		Met. 68th Dist., 5.00%, 8/01/28	08/12 @ 100	2,048,640
			Baltimore Wstwtr. Proj., Ser. A, FGIC,
AAA	2,000		5.125%, 7/01/42	07/12 @ 100	2,044,600
AAA	3,500		5.20%, 7/01/32	07/12 @ 100	3,648,505
NR4	1,000		Frederick Cnty., Urbana Cmnty. Dev. Auth., 6.625%, 7/01/25	07/07 @ 102	1,044,840
Baa3	1,500		Maryland Econ. Dev. Corp., Student Hsg. Rev., Univ. of Maryland, Ser. A, 5.75%, 10/01/33	10/13 @ 100	1,520,025
			Maryland Hlth. & Higher Edl. Facs. Auth.,
A	2,000		Brd. of Child Care, 5.375%, 7/01/32	07/12 @ 100	2,072,980
BBB+	1,990		Carroll Cnty. Gen. Hosp., 6.00%, 7/01/37	07/12 @ 100	2,082,137
A-	750		Goucher Coll., 5.375%, 7/01/25	07/14 @ 100	785,482
AA	2,000		Johns Hopkins Univ., Ser. B, 5.00%, 7/01/41	07/11 @ 100	2,026,240
A	2,000		Loyola Coll. Issue, 5.00%, 10/01/39	10/09 @ 101	2,012,000
A3	2,000		Union Hosp. of Cecil Cnty., 5.625%, 7/01/32	07/12 @ 100	2,055,320
A	2,000		Univ. of Maryland Med. Sys., 5.25%, 7/01/34	07/11 @ 100	2,022,520
A+	1,905		Maryland Ind. Dev. Fin. Auth., Econ. Dev. Rev., Nat’l. Aquarium Baltimore Fac., Ser. B,
			5.20%, 11/01/26	11/12 @ 100	1,946,986
AAA	2,000		Maryland Transp. Auth., Arpt. Pkg. Rev., Baltimore/Wash Intl. Arpt., Ser. B,
			5.125%, 3/01/24, AMBAC	03/12 @ 101	2,052,740
			Montgomery Cnty. Lease, Metrorail Garage Proj.,
AA	500		5.00%, 6/01/23	06/12 @ 100	520,515
AA	1,435		5.00%, 6/01/24	06/12 @ 100	1,487,191
			St. Marys Coll., Academic & Auxil. Fees, Ser. A, AMBAC,
AAA	1,000		5.00%, 9/01/27	09/12 @ 101	1,022,760
AAA	1,000		5.00%, 9/01/32	09/12 @ 101	1,019,810

					37,528,683

			Puerto Rico—26.5%
BBB	2,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.50%, 5/15/39	05/12 @ 100	1,755,140
AAA	2,060		Puerto Rico Elec. Pwr. Auth., Ser. HH, 5.25%, 7/01/29, FSA	07/10 @ 101	2,147,241
			Puerto Rico Hwy. & Transp. Auth.,
A	2,000		Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,046,340
AAA	500		Ser. J, 5.00%, 7/01/29, MBIA	07/14 @ 100	515,015
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,100	[5]	5.375%, 7/01/12	N/A	1,259,544
A-	400		5.375%, 7/01/33	07/12 @ 100	413,804

					8,137,084

			Multi-State—7.5%
Baa1	2,000	[6]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,297,100

			Total Investments—156.2% (cost $45,860,040)		$47,962,867
			Other assets in excess of liabilities—2.4%		753,842
			Preferred shares at redemption value, including dividends payable—(58.6)%		(18,001,975)

			Net Assets Applicable to Common Shareholders—100%		$30,714,734

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

4Security is deemed to be of investment grade quality by the investment advisor.

5This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

6Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2004, the Trust held 7.5% of its net assets, with a current market value of $2,297,100, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FSA	— Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock New Jersey Municipal Bond Trust (BLJ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—156.3%
			New Jersey—122.3%
AAA	$4,000		Garden St. Pres. Trust, Open Space & Farmland Pres., Ser. B, Zero Coupon, 11/01/27, FSA	No Opt. Call	$1,213,120
			New Jersey Econ. Dev. Auth.,
B	2,335		Continental Airlines Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	1,813,898
BBB-	2,000		Fellowship Village, Ser. A, 5.50%, 1/01/25	01/08 @ 102	1,965,960
Baa3	2,250		Kapkowski Road Landfill Proj., 6.50%, 4/01/28	No Opt. Call	2,558,993
BBB	1,000		Sld. Wst. Rev., Disp. Wst. Mgmt., Ser. A, 5.30%, 6/01/15	No Opt. Call	1,029,680
Aaa	1,760		Victoria Hlth., Ser. A, 5.20%, 12/20/36	12/11 @ 103	1,827,408
BBB-	2,500		Winchester, Ser. A, 5.80%, 11/01/31	11/14 @ 100	2,459,875
			New Jersey Edl. Facs. Auth.,
BBB-	500		Fairleigh Dickinson Univ., Ser. C, 5.50%, 7/01/23	07/14 @ 100	512,310
BBB-	1,000		Fairleigh Dickinson Univ., Ser. C, 6.00%, 7/01/20	07/14 @ 100	1,077,990
BBB-	1,000		Fairleigh Dickinson Univ., Ser. D, 6.00%, 7/01/25	07/13 @ 100	1,053,280
BBB+	630		Georgian Court Coll. Proj., Ser. C, 6.50%, 7/01/33	07/13 @ 100	690,285
			New Jersey Hlth. Care Fac. Fin. Auth.,
A	2,000		Atlantic City Med. Ctr., 5.75%, 7/01/25	07/12 @ 100	2,088,260
A+	2,000		Catholic Hlth. East, Ser. A, 5.375%, 11/15/33	11/12 @ 100	2,035,160
A3	2,000	[3]	Kennedy Hlth. Sys., 5.625%, 7/01/31	07/11 @ 100	2,054,920
Baa1	2,500		So. Jersey Hosp., 6.00%, 7/01/32	07/12 @ 100	2,597,850
AAA	2,250		New Jersey Hsg. & Mtg. Fin. Agcy., Mult. Fam. Hsg. Rev., Ser. A, 5.65%, 5/01/40, AMBAC	11/07 @ 101.5	2,335,365
			Port Auth. of NY & NJ,
AAA	1,500		Ser. 125, 5.00%, 4/15/32, FSA	04/12 @ 101	1,530,210
AAA	2,250		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,310,750
Caa2	130		Spec. Oblig., Contl./Eastern Proj. LaGuardia, 9.125%, 12/01/15	10/04 @ 100	131,106
BBB	7,000		Tobacco Settlement Fin. Corp., 6.125%, 6/01/42	06/12 @ 100	5,923,260
AAA	1,000		Univ. of Med. & Dentistry, Ser. A, 5.00%, 12/01/31, AMBAC	12/12 @ 100	1,018,300
			Vineland, GO, MBIA,
AAA	1,000		5.30%, 5/15/29	05/10 @ 101	1,040,400
AAA	1,500		5.375%, 5/15/32	05/10 @ 101	1,550,400

					40,818,780

			Puerto Rico—27.1%
A-	2,250		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,309,423
A	4,100		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	4,194,997
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,685	[4]	5.25%, 7/01/12	N/A	1,914,935
A-	615		5.25%, 7/01/27	07/12 @ 100	636,131

					9,055,486

			Multi-State—6.9%
Baa1	2,000[5]		Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,297,100

			Total Long-Term Investments (cost $51,313,438)		52,171,366

See Notes to Financial Statements.

BlackRock New Jersey Municipal Bond Trust (BLJ) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.5%
500	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $500,000)	$500,000

	Total Investments—157.8% (cost $51,813,438)	$52,671,366
	Other assets in excess of liabilities—2.8%	938,159
	Preferred shares at redemption value, including dividends payable—(60.6)%	(20,225,389)

	Net Assets Applicable to Common Shareholders—100%	$33,384,136

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

5Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2004, the Trust held 6.9% of its net assets, with a current market value of $2,297,100, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
FGIC	— Financial Guaranty Insurance Company	MBIA	— Municipal Bond Insurance Association
FSA	— Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock New York Insured Municipal Income Trust (BSE)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—159.7%
			New York—147.1%
BBB-	$1,000		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Foundation Inc. Student Hsg.,
			6.25%, 8/01/34	08/13 @ 100	$1,016,240
			Met. Transp. Auth.,
AAA	1,085		Ser. A, 5.00%, 11/15/25, FGIC	11/12 @ 100	1,114,436
AAA	8,470		Ser. A, 5.00%, 11/15/30, FSA	11/12 @ 100	8,601,285
AAA	5,000		Ser. A, 5.25%, 11/15/31, FGIC	11/12 @ 100	5,209,850
AAA	5,000		Dedicated Tax Fund, Ser. A, 5.00%, 11/15/28, FSA	11/12 @ 100	5,087,700
AAA	5,000		Dedicated Tax Fund, Ser. A, 5.00%, 11/15/31, FGIC	11/11 @ 100	5,065,850
AAA	2,660		Refdg Transp., Ser. E, 5.25%, 11/15/31, FGIC	11/12 @ 100	2,771,640
AAA	10,000		Svc. Contract, Ser. A, 5.00%, 7/01/30, AMBAC	07/12 @ 100	10,148,700
A	2,500		New York City Indl. Dev. Agcy., Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	2,537,425
AAA	6,000		New York City Transl. Fin. Auth., Ser. B, 5.00%, 5/01/30, AMBAC	11/11 @ 101	6,092,640
AAA	5,000		New York City Trust Cultural Resources, American Museum of Natural History, Ser. A,
			5.00%, 7/01/44, MBIA	07/14 @ 100	5,059,300
BBB	3,320		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	3,072,726
			New York Dorm. Auth.,
AAA	5,000		Brooklyn Law School, Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	5,127,350
AAA	7,000		Hosp. Lutheran Med., 5.00%, 8/01/31, MBIA	02/13 @ 100	7,106,260
AAA	2,500		Insured Fit Student Hsg. Corp., 5.125%, 7/01/34, FGIC	07/14 @ 100	2,573,600
AAA	3,160		Iona Coll., 5.00%, 7/01/27, XLCA	07/12 @ 100	3,217,323
Aa3	3,000		Joachim & Ann Residence, 5.25%, 7/01/27	07/12 @ 100	3,034,440
AAA	10,000		Memorial Sloan Kettering Ctr., Ser. 1, Zero Coupon, 7/01/30, MBIA	No Opt. Call	2,656,600
AAA	5,000		New York & Presbyterian Hosp., 5.00%, 8/01/32, AMBAC	02/08 @ 101	5,047,800
AAA	7,000		New York Univ., Ser. 2, 5.00%, 7/01/41, AMBAC	07/11 @ 100	7,059,290
AAA	2,000		Sch. Dist. Fin., Ser. A, 5.00%, 4/01/31, MBIA	10/12 @ 100	2,029,300
AAA	3,500		Sch. Dist. Fin., Ser. D, 5.00%, 10/01/30, MBIA	10/12 @ 100	3,553,620
AAA	7,000	[3]	St. Barnabas, Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	7,100,660
AAA	5,000	[4]	Univ. Dorm. Facs., 5.00%, 7/01/12, MBIA	N/A	5,633,400
AAA	2,000		Winthrop Univ. Hosp. Assoc., Ser. A, 5.25%, 7/01/31, AMBAC	07/11 @ 101	2,080,680
			New York Urban Dev. Corp.,
AAA	4,000		Ser. B, 5.00%, 3/15/33, MBIA	03/13 @ 100	4,056,000
AAA	2,500		Ser. C-1, 5.00%, 3/15/33, FGIC	03/13 @ 100	2,535,000
AAA	10,000		Triborough Brdg. & Tunl. Auth., Ser. E, 5.00%, 11/15/32, MBIA	11/12 @ 100	10,141,400
BBB	6,000		TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	5,487,900

					134,218,415

			Puerto Rico—12.6%
BBB	7,600		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	6,681,540
A	5,000		Puerto Rico Indl. Fin. Auth., Med. & Env. Ctrl. Facs., Polytecnic Univ., Ser. A,
			5.00%, 8/01/32, ACA	08/12 @ 100	4,847,100

					11,528,640

			Total Long-Term Investments (cost $144,612,551)		145,747,055

See Notes to Financial Statements.

BlackRock New York Insured Municipal Income Trust (BSE) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.1%
50	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $50,000)	$50,000

	Total Investments—159.8% (cost $144,662,551)	$145,797,055
	Other assets in excess of liabilities—1.6%	1,469,796
	Preferred shares at redemption value, including dividends payable—(61.4)%	(56,006,912)

	Net Assets Applicable to Common Shareholders—100%	$91,259,939

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Entire or partial principal amount pledged as collateral for financial futures contracts.

4This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

The value (market value plus accrued interest) of securities that are covered by insurance, which insures the payment of principal and interest, represents approximately 86.8% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company	XLCA	— XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock New York Municipal Bond Trust (BQH)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—157.4%
			New York—115.1%
AA	$ 2,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	$2,085,160
A	3,000		Met. Transp. Auth., Ded. Tax Fund, Ser. A, 5.125%, 11/15/31	11/12 @ 100	3,039,150
A+	3,000		New York City, GO, Ser. D, 5.375%, 6/01/32	06/12 @ 100	3,106,500
A3	1,100		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A, 5.375%, 2/15/26	02/12 @ 100	1,121,934
AA	2,500		New York City Hsg. Dev. Corp., Mult. Fam. Hsg. Rev., Ser. A, 5.50%, 11/01/34	05/12 @ 100	2,567,350
AAA	2,500		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.25%, 6/15/33, FGIC	06/11 @ 100	2,586,050
BBB	1,445		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	1,337,376
			New York Dorm. Auth.,
AA-	2,465	[3]	City Univ., Ser. A, 5.25%, 7/01/11	N /A	2,808,276
AA-	285		City Univ., Ser. A, 5.25%, 7/01/31	07/11 @ 100	290,187
AAA	2,500		Iona Coll., 5.125%, 7/01/32, XLCA	07/12 @ 100	2,562,325
A3	3,000		Lenox Hill Hosp. Oblig. Grp., 5.50%, 7/01/30	07/11 @ 101	3,113,880
AAA	2,500		Willow Towers Inc. Proj., 5.40%, 2/01/34	08/12 @ 101	2,609,800
AAA	2,750	[4]	New York Env. Facs. Corp., Mun. Wtr. Proj., Ser. D, 5.125%, 6/15/31	06/12 @ 100	2,829,035
Aa1	2,980		New York Mtg. Agcy., Ser. 101, 5.40%, 4/01/32	10/11 @ 100	3,028,902
AA	5,000		New York Urban Dev. Corp., Ser. A, 5.25%, 3/15/32	03/12 @ 100	5,128,150
			Port Auth. of NY & NJ,
AAA	2,750		Ser. 126, 5.25%, 5/15/37, FGIC	05/12 @ 101	2,824,250
Caa2	2,600		Spec. Oblig., Contl./Eastern Proj. LaGuardia, 9.125%, 12/01/15	10/04 @ 100	2,622,126
A	500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	505,980
BBB	3,000		TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	2,743,950

					46,910,381

			Puerto Rico—33.6%
BBB	3,650		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	3,208,897
			Puerto Rico Pub. Impvt., Ser. A,
AAA	925	[3]	5.125%, 7/01/11	N /A	1,046,721
A-	1,825		5.125%, 7/01/31	07/11 @ 100	1,850,404
A-	2,000		Puerto Rico Elec. Pwr. Auth., Ser. 2, 5.25%, 7/01/31	07/12 @ 101	2,052,820
A	2,500		Puerto Rico Hwy. & Transp. Auth., Ser. D, 5.25%, 7/01/38	07/12 @ 100	2,557,925
			Puerto Rico Pub. Bldgs. Auth., Gov’t Facs., Ser. D,
A-	1,980	[3]	5.25%, 7/01/12	N /A	2,250,191
A-	720		5.25%, 7/01/27	07/12 @ 100	744,739

					13,711,697

			Multi-State—7.1%
Baa1	2,500	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	2,871,375

			Trust Territories—1.6%
Ba3	635		Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13 @ 100	644,919

			Total Investments—157.4% (cost $61,666,910)		$64,138,372
			Other assets in excess of liabilities—2.0%		822,583
			Preferred shares at redemption value, including dividends payable—(59.4)%		(24,204,182)

			Net Assets Applicable to Common Shareholders—100%		$40,756,773

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4Entire or partial principal amount pledged as collateral for financial futures contracts.

5Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2004, the Trust held 7.1% of its net assets, with a current market value of $2,871,375, in securities restricted as to resale.

KEY TO ABBREVIATIONS
FGIC	— Financial Guaranty Insurance Company	XLCA	— XL Capital Assurance
GO	— General Obligation

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock New York Municipal Income Trust II (BFY)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—162.9%
			New York—149.1%
Aaa	$1,750		Clarence Indl. Dev. Agcy., Civic Fac. Rev., Bristol Village Proj., 6.00%, 1/20/44	01/13 @ 102	$1,907,395
AA	4,000		Dutchess Cnty. Ind. Dev. Agcy., Civic Facs. Rev., Vassar Coll. Proj., 5.35%, 9/01/40	08/11 @ 101	4,170,320
BBB	625		Essex Cnty. Indl. Dev. Agcy., Solid Wst. Disp. Rev., Intl. Paper Co. Proj., Ser. A,
			5.50%, 10/01/26	10/12 @ 100	619,450
A	3,250		Geneva Indl. Dev. Agcy., Civic Fac. Rev., Hobart & William Smith Proj., Ser. A,
			5.375%, 2/01/33	02/13 @ 100	3,344,380
BBB-	385		Herkimer Cnty. Indl. Dev. Agcy., Civic Fac. Rev., Coll. Foundation Inc. Student Hsg.,
			6.25%, 8/01/34	08/13 @ 100	391,253
AAA	3,515		Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, Zero Coupon, 6/01/28, FSA	No Opt. Call	1,053,867
			Met. Transp. Auth., Ser. A,
AAA	2,000		5.25%, 11/15/31, FGIC	11/12 @ 100	2,083,940
AA-	5,000		Ded. Tax Fund, 5.00%, 11/15/30	11/12 @ 100	5,026,800
AA-	5,000		Svc. Contract Rev., 5.125%, 1/01/29	07/12 @ 100	5,085,350
A	5,000		New York City, GO, Ser. B, 5.75%, 12/01/22	12/11 @ 100	5,421,150
			New York City Indl. Dev. Agcy.,
AA+	1,000		Eger Harbor Proj., Ser. A, 4.95%, 11/20/32	11/12 @ 101	1,005,060
AA+	1,000		Eger Harbor Proj., Ser. A, 5.875%, 5/20/44	11/12 @ 105	1,103,990
BBB+	4,000		Indl. Dev. Rev., Empowerment Zone Harlem Mall, 5.125%, 12/30/23	07/14 @ 100	3,944,000
A	1,500		Lycee Francais De Proj., Ser. A, 5.375%, 6/01/23, ACA	12/12 @ 100	1,522,455
AA+	5,000		New York City Mun. Wtr. Fin. Auth., Ser. A, 5.125%, 6/15/34	06/12 @ 100	5,104,400
AAA	5,000		New York City Trans. Auth., Met. Transp. Auth., Triborough Brdg. & Tunl. Auth., COP, Ser. A,
			5.25%, 1/01/29, AMBAC	01/10 @ 101	5,175,650
AA+	5,000		New York City Trans. Fin. Auth., Ser. B, 5.00%, 11/01/27	11/12 @ 100	5,090,750
BBB	2,535		New York Cntys. Tobacco Trust III, 6.00%, 6/01/43	06/13 @ 100	2,346,193
			New York Dorm. Auth.,
AAA	2,500		Brooklyn Law School, Ser. B, 5.125%, 7/01/30, XLCA	07/13 @ 100	2,563,675
Aa3	2,000		Kateri Residence, 5.00%, 7/01/22	07/13 @ 100	2,024,440
AA	5,000		Memorial Sloan Kettering Ctr., Ser. 1, 5.00%, 7/01/34	07/13 @ 100	5,053,900
AA	2,000		Mount St. Mary Coll., 5.00%, 7/01/32, RAA	07/13 @ 100	2,008,700
AAA	2,425		New York Univ., 5.00%, 7/01/31, MBIA	07/11 @ 100	2,455,410
AAA	2,500	[3]	St. Barnabas, Ser. A, 5.00%, 2/01/31, AMBAC	08/12 @ 100	2,535,950
AA-	5,000	[4]	Univ. Dorm. Facs., 5.00%, 7/01/12	N/A	5,633,400
A+	5,500		New York Energy Res. & Dev. Auth., Facs. Rev., 4.70%, 6/01/36	10/05 @ 100	5,531,515
AA	5,000		New York Urban Dev. Corp., Ser. C-1, 5.00%, 3/15/33	03/13 @ 100	5,021,250
Caa2	3,675		Port Auth. of NY & NJ, Spec. Oblig., Contl./Eastern Proj. LaGuardia, 9.125%, 12/01/15	10/04 @ 100	3,706,274
A	2,500		Suffolk Cnty. Indl. Dev. Agcy., Keyspan Port Jefferson Proj., 5.25%, 6/01/27	06/13 @ 100	2,529,900
AA	2,500		Triborough Brdg. & Tunl. Auth., Ser. A, 5.00%, 1/01/32	01/12 @ 100	2,522,675
BBB	9,000		TSASC Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	8,231,850

					104,215,342

			Puerto Rico—6.2%
BBB	1,400		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,230,810
			Puerto Rico Hwy. & Transp. Auth.,
A	2,000		Ser. D, 5.375%, 7/01/36	07/12 @ 100	2,069,020
A	1,000		Ser. G, 5.00%, 7/01/42	07/13 @ 100	1,004,350

					4,304,180

			Multi-State—6.0%
			Charter Mac Equity Issuer Trust,
A3	500		Ser. A, 5.75%, 4/30/15	No Opt. Call	526,010
A3	1,000		Ser. A, 6.00%, 4/30/19	No Opt. Call	1,064,330
Baa1	1,500		Ser. B, 6.00%, 4/30/15	No Opt. Call	1,577,055
Baa1	1,000		Ser. B, 6.30%, 4/30/19	No Opt. Call	1,063,080

					4,230,475

See Notes to Financial Statements.

BlackRock New York Municipal Income Trust II (BFY) (continued)

	Principal
	Amount		Option Call
Rating[1]	(000)	Description	Provisions[2]	Value

		Trust Territories—1.6%
Ba3	$ 1,105	Northern Mariana Islands Commerce, Ser. A, 6.75%, 10/01/33	10/13@ 100	$1,122,260

		Total Investments—162.9% (cost $111,965,007)		$113,872,257
		Other assets in excess of liabilities—1.0%		688,912
		Preferred shares at redemption value, including dividends payable—(63.9)%		(44,657,700)

		Net Assets Applicable to Common Shareholders—100%		$69,903,469

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.

4Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	GO	— General Obligation
AMBAC	— American Municipal Bond Assurance Corporation	MBIA	— Municipal Bond Insurance Association
COP	— Certificate of Participation	RAA	— Radian Asset Assurance
FGIC	— Financial Guaranty Insurance Company	XLCA	— XL Capital Assurance
FSA	— Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
AUGUST 31, 2004
BlackRock Virginia Municipal Bond Trust (BHV)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—155.0%
			Virginia—142.1%
NR3	$ 1,485		Alexandria Redev. & Hsg. Auth., 3001 Park Cntr. Apts., Ser. A, 6.375%, 4/01/34	04/08 @ 103	$1,525,422
AAA	1,500	[4]	Arlington Cnty., GO, 5.00%, 2/01/21	02/11 @ 100	1,567,485
A	2,150		Arlington Cnty. Ind. Dev. Auth., Hosp. Fac. Rev., Virginia Hosp. Ctr., Arlington Hlth. Sys.,
			5.25%, 7/01/31	07/11 @ 101	2,182,078
NR	1,500		Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.75%, 3/01/34	03/14 @ 102	1,535,190
AAA	1,500		Danville Ind. Dev. Auth., Hosp. Rev., Danville Regl. Med. Ctr, 5.25%, 10/01/28, AMBAC	No Opt. Call	1,596,030
NR3	1,000		Dulles Town Ctr. Cmnty. Dev. Auth., Spl. Assmt. Tax, Dulles Town Ctr. Proj., 6.25%, 3/01/26	03/08 @ 102	1,019,820
AAA	1,500		Fairfax Cnty. Wtr. Auth., Wtr. Rev, 5.00%, 4/01/27	04/12 @ 100	1,531,275
AA	1,000		Hampton, GO, 5.00%, 4/01/20	04/12 @ 101	1,062,170
A-	1,500		Henrico Cnty. Econ. Dev. Auth., Bon Secours Hlth. Sys. Inc., Ser. A, 5.60%, 11/15/30	11/12 @ 100	1,548,765
BBB	1,300		Isle Wight Cnty. Indl. Dev. Auth., Env. Impvt. Rev., Ser. A, 5.70%, 11/01/27	11/13 @ 100	1,307,475
AAA	1,500		Met. Arpts. Auth., Arpt. Sys. Rev., Ser. A, 5.25%, 10/01/32, FGIC	10/12 @ 100	1,529,730
AAA	1,500		Norfolk Arpt. Auth., Ser. A, 5.125%, 7/01/31, FGIC	07/11 @ 100	1,522,620
A	5,000		Pocahontas Pkwy. Assoc., Toll Road Rev., Ser. B, Zero Coupon, 8/15/22, ACA	08/08 @ 45.5	1,653,200
AA	1,375		Prince William Cnty., COP, 5.00%, 12/01/21	06/12 @ 100	1,440,642
AAA	1,250		Richmond Met. Auth., Expwy. Rev., 5.25%, 7/15/22, FGIC	No Opt. Call	1,408,788
AAA	3,000		Richmond Pub. Util., 5.00%, 1/15/33, FSA	01/12 @ 100	3,042,240
			Virginia Coll. Bldg. Auth., Edl. Facs. Rev., Washington & Lee Univ. Proj., MBIA,
AAA	500		5.25%, 1/01/26	No Opt. Call	547,520
AAA	1,000		5.25%, 1/01/31	No Opt. Call	1,092,460
AAA	3,000		Virginia Hsg. Dev. Auth., Comnwlth. Mtg. Rev., Ser. H, 5.375%, 7/01/36, MBIA	07/11 @ 100	3,071,130
			Virginia Res. Auth.,
AA	1,000		Infrastructure Rev., Ser. A, 5.00%, 5/01/22	05/11 @ 101	1,044,640
AA	635		Infrastructure Rev., Ser. A, 5.125%, 5/01/27	05/11 @ 101	655,485
AA	1,500		Wtr. & Swr. Sys. Rev., Frederick Cnty. Sanitation Auth. Proj., 5.20%, 10/01/28	10/10 @ 100	1,543,710

					33,427,875

			Puerto Rico—5.6%
BBB	1,460		Children’s Trust Fund, Tobacco Settlement Rev., 5.375%, 5/15/33	05/12 @ 100	1,324,585

			Multi-State—7.3%
Baa1	1,500	[5]	Charter Mac Equity Issuer Trust, Ser. B-2, 7.20%, 10/31/52	10/14 @ 100	1,722,825

			Total Investments—155.0% (cost $34,721,790)		36,475,285
			Other assets in excess of liabilities—2.5%		577,545
			Preferred shares at redemption value, including dividends payable—(57.5)%		(13,526,206)

			Net Assets Applicable to Common Shareholders—100%		23,526,624

___________

1Using the higher of S&P’s, Moody’s or Fitch’s rating.

2Date (month/year) and price of the earliest call or redemption. There may be other call provisions at varying prices at later dates.

3Security is deemed to be of investment grade quality by the investment advisor.

4Entire or partial principal amount pledged as collateral for financial futures contracts.

5Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of August 31, 2004, the Trust held 7.3% of its net assets, with a current market value of $1,722,825, in securities restricted as to resale.

KEY TO ABBREVIATIONS
ACA	— American Capital Access	FSA	— Financial Security Assurance
AMBAC	— American Municipal Bond Assurance Corporation	GO	— General Obligation
COP	— Certificate of Participation	MBIA	— Municipal Bond Insurance Association
FGIC	— Financial Guaranty Insurance Company

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
August 31, 2004

				California
				Insured
	Insured		Municipal	Municipal
	Municipal	Municipal	Income	Income
	Income Trust	Bond Trust	Trust II	Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Assets
Investments at value[1]	$615,411,111	$241,437,001	$522,488,044	$118,963,170
Cash	545,585	549,061	527,158	504,962
Receivable from investments sold	—	11,797,735	19,036,011	—
Interest receivable	6,638,310	3,020,008	7,329,719	1,458,237
Other assets	81,745	33,544	61,177	22,217

	622,676,751	256,837,349	549,442,109	120,948,586

Liabilities
Payable to custodian	—	—	—	—
Payable for investments purchased	8,347,252	13,099,138	14,293,185	—
Variation margin payable	710,016	256,078	593,156	151,453
Dividends payable — common shares	2,042,917	874,379	1,907,915	395,159
Investment advisory fee payable	179,990	81,515	179,269	35,382
Deferred Trustees fees	29,851	14,307	27,955	4,025
Other accrued expenses	108,437	104,416	91,772	37,007

	11,418,463	14,429,833	17,093,252	623,026

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including
dividends payable[2]	228,992,973	90,515,884	205,579,051	46,502,293

Net Assets Applicable to
Common Shareholders	$382,265,315	$151,891,632	$326,769,806	$73,823,267

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$26,149	$10,123	$22,781	$5,269
Paid-in capital in excess of par	371,097,993	143,571,298	323,306,247	74,698,472
Undistributed net investment income	2,666,265	3,173,022	4,022,926	518,008
Accumulated net realized loss	(17,644,133)	(2,903,576)	(14,810,926)	(858,180)
Net unrealized appreciation (depreciation)	26,119,041	8,040,765	14,228,778	(540,302)

Net assets applicable to common shareholders, August 31, 2004	$382,265,315	$151,891,632	$326,769,806	$73,823,267

Net asset value per common share[3]	$14.62	$15.00	$14.34	$14.01

[1] Investments at cost	$587,977,772	$232,922,623	$507,161,989	$119,223,258
[2] Preferred shares outstanding	9,159	3,620	8,222	1,860
[3] Common shares outstanding	26,149,334	10,123,055	22,781,072	5,268,785

See Notes to Financial Statements.

		Florida
		Insured
California	California	Municipal	Florida	Maryland	New Jersey
Municipal	Municipal	Income	Municipal	Municipal	Municipal
Bond Trust	Income Trust II	Trust	Bond Trust	Bond Trust	Bond Trust
(BZA)	(BCL)	(BAF)	(BIE)	(BZM)	(BLJ)

$77,974,358	$179,716,440	$198,689,201	$80,584,051	$47,962,867	$52,671,366
534,263	524,403	368,643	—	356,039	518,396
—	—	—	—	—	—
1,027,016	2,671,103	2,960,496	1,306,616	616,090	696,023
17,942	17,109	31,536	16,728	8,578	9,599

79,553,579	182,929,055	202,049,876	81,907,395	48,943,574	53,895,384

—	—	—	354,847	—	—
—	—	—	—	—	—
91,125	245,109	213,891	72,984	45,141	64,125
266,939	648,757	653,912	257,504	143,781	178,331
23,284	61,169	59,252	23,935	14,371	15,788
6,178	7,567	8,088	4,788	5,822	6,570
44,551	51,828	58,544	30,386	17,750	21,045

432,077	1,014,430	993,687	744,444	226,865	285,859

$29,976,396	$71,962,401	$76,001,833	$29,780,135	$18,001,975	$20,225,389

49,145,106	109,952,224	125,054,356	51,382,816	30,714,734	33,384,136

$3,351	$7,985	$8,719	$3,309	$2,015	$2,269
47,456,833	113,257,811	123,687,058	46,855,683	28,497,364	32,099,779
964,579	108,070	653,360	941,896	563,807	621,465
(2,053,161	(4,795,748)	(1,218,122)	(445,971)	(367,876)	(78,734)
2,773,504	1,374,106	1,923,341	4,027,899	2,019,424	739,357

$49,145,106	$109,952,224	$125,054,356	$51,382,816	$30,714,734	$33,384,136

$14.67	$13.77	$14.34	$15.53	$15.24	$14.71

$75,032,184	$177,888,747	$196,369,893	$76,421,167	$45,860,040	$51,813,438
1,199	2,878	3,040	1,191	720	809
3,351,150	7,984,696	8,718,823	3,309,483	2,015,154	2,269,366

STATEMENTS OF ASSETS AND LIABILITIES (continued)
August 31, 2004

	New York
	Insured
	Municipal	New York	New York	Virginia
	Income	Municipal	Municipal	Municipal
	Trust	Bond Trust	Income Trust II	Bond Trust
	(BSE)	(BQH)	(BFY)	(BHV)

Assets
Investments at value[1]	$145,797,055	$64,138,372	$113,872,257	$36,475,285
Cash	518,240	260,426	—	238,007
Interest receivable	1,663,024	864,194	1,388,925	512,203
Other assets	24,062	16,119	11,530	6,914

	148,002,381	65,279,111	115,272,712	37,232,409

Liabilities
Payable to custodian	—	—	125,500	—
Variation margin payable	160,734	60,328	107,578	39,656
Dividends payable — common shares	482,740	208,244	388,652	110,164
Investment advisory fee payable	43,385	19,140	38,576	10,930
Deferred Trustees fees	4,263	5,167	5,058	4,810
Other accrued expenses	44,408	25,277	46,179	14,019

	735,530	318,156	711,543	179,579

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including dividends
payable[2]	56,006,912	24,204,182	44,657,700	13,526,206

Net Assets Applicable to
Common Shareholders	$91,259,939	$40,756,773	$69,903,469	$23,526,624

Composition of Net Assets Applicable to
Common Shareholders:
Par value	6,437	2,701	4,935	1,521
Paid-in capital in excess of par	91,279,438	38,226,462	69,973,071	21,493,697
Undistributed (distributions in excess of) net
investment income	377,190	676,087	(83,509)	540,947
Accumulated net realized loss	(1,240,118)	(508,602)	(1,699,030)	(189,551)
Net unrealized appreciation	836,992	2,360,125	1,708,002	1,680,010

Net August assets 31, applicable 2004 to common shareholders,	91,259,939	40,756,773	69,903,469	23,526,624

Net asset value per common share[3]	$14.18	$15.09	$14.16	$15.47

[1] Investments at cost	$144,662,551	$61,666,910	$111,965,007	$34,721,790
[2] Preferred shares outstanding	2,240	968	1,786	541
[3] Common shares outstanding	6,436,539	2,700,991	4,935,268	1,521,015

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
For the year ended August 31, 2004

				California
	Insured			Insured
	Municipal	Municipal	Municipal	Municipal
	Income Trust	Bond Trust	Income Trust II	Income Trust
	(BYM)	(BBK)	(BLE)	(BCK)

Investment Income
Interest Income	$30,951,895	$13,968,563	$30,364,924	$6,073,621

Expenses
Investment advisory	3,349,400	1,577,549	2,921,763	660,983
Transfer agent	15,006	15,006	15,006	15,006
Custodian	106,832	62,697	114,280	27,704
Reports to shareholders	78,707	35,778	66,206	21,348
Trustees	54,534	21,228	45,384	13,176
Registration	29,732	27,066	12,536	21,043
Independent accountants	52,345	38,390	44,566	42,311
Legal	45,827	21,672	41,670	15,980
Insurance	48,711	17,672	38,361	8,065
Auction Agent	591,425	242,063	548,317	122,740
Miscellaneous	53,799	32,558	47,689	23,805

Total expenses	4,426,318	2,091,679	3,895,778	972,161
Less fees waived by Advisor	(1,217,964)	(728,099)	(796,845)	(240,357)
Less fees paid indirectly	(4,738)	(3,969)	(9,604)	(5,429)

Net expenses	3,203,616	1,359,611	3,089,329	726,375

Net investment income	27,748,279	12,608,952	27,275,595	5,347,246

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(9,345,741)	(419,177)	(3,953,162)	19,717
Futures	(4,110,009)	(1,451,570)	(3,371,626)	(877,897)

	(13,455,750)	(1,870,747)	(7,324,788)	(858,180)

Net change in unrealized appreciation/depreciation on:
Investments	39,202,836	9,882,341	30,369,707	5,850,708
Futures	(1,314,298)	(473,613)	(1,097,277)	(280,214)

	37,888,538	9,408,728	29,272,430	5,570,494

Net gain	24,432,788	7,537,981	21,947,642	4,712,314

Dividends and Distributions to
Preferred Shareholders From:
Net investment income	(2,158,934)	(841,788)	(1,987,241)	(397,111)
Net realized gains	—	—	—	(5,802)

Total dividends and distributions	(2,158,934)	(841,788)	(1,987,241)	(402,913)

Net Increase in Net Assets Applicable to
Common Shareholders Resulting
from Operations	$50,022,133	$19,305,145	$47,235,996	$9,656,647

See Notes to Financial Statements.

STATEMENTS OF OPERATIONS (continued)
For the year ended August 31, 2004

		California	Florida
	California	Municipal	Insured	Florida
	Municipal	Income	Municipal	Municipal
	Bond Trust	Trust II	Income Trust	Bond Trust
	(BZA)	(BCL)	(BAF)	(BIE)

Investment Income
Interest Income	$4,369,076	$9,855,262	$10,066,086	$4,355,535

Expenses
Investment advisory	512,871	996,614	1,107,232	521,279
Transfer agent	15,006	15,006	15,006	15,006
Custodian	26,170	63,091	66,334	25,227
Reports to shareholders	14,677	28,182	30,772	15,006
Trustees	12,810	16,104	18,300	12,810
Registration	20,614	4,311	22,621	15,549
Independent accountants	36,696	42,702	44,071	36,688
Legal	12,676	17,548	19,610	12,678
Insurance	5,712	13,064	14,859	5,829
Auction Agent	80,242	198,912	195,989	75,986
Miscellaneous	21,710	26,178	27,210	21,656

Total expenses	759,184	1,421,712	1,562,004	757,714
Less fees waived by Advisor	(236,710)	(271,804)	(402,630)	(240,590)
Less fees paid indirectly	(4,376)	(4,556)	(23,434)	(3,433)

Net expenses	518,098	1,145,352	1,135,940	513,691

Net investment income	3,850,978	8,709,910	8,930,146	3,841,844

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	(1,414,277)	(320,667)	122,896	(345,607)
Futures	(516,933)	(1,386,772)	(1,254,877)	(424,739)

	(1,931,210)	(1,707,439)	(1,131,981)	(770,346)

Net change in unrealized appreciation/depreciation on:
Investments	5,140,765	9,952,087	7,088,428	3,843,970
Futures	(168,670)	(453,587)	(395,967)	(134,985)

	4,972,095	9,498,500	6,692,461	3,708,985

Net gain	3,040,885	7,791,061	5,560,480	2,938,639

Dividends and Distributions to
Preferred Shareholders from:
Net investment income	(241,570)	(636,870)	(648,710)	(268,790)
Net realized gains	(18,799)	—	(61,378)	(6,733)

Total dividends and distributions	(260,369)	(636,870)	(710,088)	(275,523)

Net Increase in Net Assets Applicable to
Common Shareholders Resulting
from Operations	$6,631,494	$15,864,101	$13,780,538	$6,504,960

See Notes to Financial Statements.

		New York
Maryland	New Jersey	Insured	New York	New York	Virginia
Municipal	Municipal	Municipal	Municipal	Municipal	Municipal
Bond Trust	Bond Trust	Income Trust	Bond Trust	Income Trust II	Bond Trust
(BZM)	(BLJ)	(BSE)	(BQH)	(BFY)	(BHV)

$2,497,733	$3,011,477	$7,409,746	$3,505,965	$5,904,188	$1,954,750

314,278	347,356	812,945	419,877	630,672	239,190
15,006	15,006	15,006	15,006	15,006	15,006
24,780	24,098	43,091	24,779	38,408	24,135
12,104	13,144	25,268	14,107	18,532	10,076
12,444	12,444	13,542	12,810	13,176	12,444
1,204	1,405	21,601	20,614	2,606	886
41,852	36,401	43,264	36,531	40,540	30,587
10,647	10,665	14,029	10,716	13,924	10,822
3,508	3,888	10,382	4,702	8,244	2,711
50,175	55,774	146,518	65,748	121,145	38,946
19,983	20,483	23,632	20,949	23,636	18,674

505,981	540,664	1,169,278	645,839	925,889	403,477
(145,051)	(160,318)	(295,616)	(193,789)	(172,001)	(110,395)
(3,316)	(3,152)	(17,976)	(3,479)	(3,588)	(2,671)

357,614	377,194	855,686	448,571	750,300	290,411

2,140,119	2,634,283	6,554,060	3,057,394	5,153,888	1,664,339

(116,669)	279,442	(223,758)	(14,953)	(344,902)	(50,944)
(258,990)	(358,189)	(958,321)	(351,952)	(631,443)	(226,212)

(375,659)	(78,747)	(1,182,079)	(366,905)	(976,345)	(277,156)

1,982,638	2,121,310	5,858,448	2,663,489	5,049,244	1,638,654
(83,403)	(118,571)	(297,512)	(111,337)	(199,248)	(73,485)

1,899,235	2,002,739	5,560,936	2,552,152	4,849,996	1,565,169

1,523,576	1,923,992	4,378,857	2,185,247	3,873,651	1,288,013

(162,726)	(164,119)	(480,323)	(194,186)	(410,703)	(109,756)
—	(9,757)	—	—	—	—

(162,726)	(173,876)	(480,323)	(194,186)	(410,703)	(109,756)

$3,500,969	$4,384,399	$10,452,594	$5,048,455	$8,616,836	$2,842,596

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended August 31, 2004, and for the period1 ended August 31, 2003

	Insured Municipal Income Trust		Municipal Bond Trust
	(BYM)		(BBK)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders

Operations
Net investment income	$27,748,279	$21,617,620	$12,608,952	$12,879,742
Net realized gain (loss)	(13,455,750)	(4,190,174)	(1,870,747)	(805,556)
Net change in unrealized appreciation/
depreciation	37,888,538	(11,769,497)	9,408,728	(6,670,938)
Dividends and distributions to preferred
shareholders from:
Net investment income	(2,158,934)	(1,705,605)	(841,788)	(995,851)
Net realized gains	—	—	—	(68,481)

Net increase (decrease) in net assets resulting
from operations	50,022,133	3,952,344	19,305,145	4,338,916

Dividends and Distributions to
Common Shareholders from:
Net investment income	(24,514,999)	(18,333,305)	(10,492,542)	(10,290,066)
Net realized gains	—	—	—	(529,092)

Total dividends and distributions	(24,514,999)	(18,333,305)	(10,492,542)	(10,819,158)

Capital Share Transactions:
Net proceeds from the issuance of
common shares	—	343,210,001	—	—
Net proceeds from the underwriters’
over-allotment option exercised	—	28,590,000	—	—
Underwriting discounts and unused (additional)
offering costs relating to the issuance of
preferred shares	(2,051)	(2,657,181)	128,162	—
Reinvestment of common dividends	322,573	1,675,800	—	178,549

Net proceeds from capital share transactions	320,522	370,818,620	128,162	178,549

Total increase (decrease)	25,827,656	356,437,659	8,940,765	(6,301,693)

Net Assets Applicable to
Common Shareholders:

Beginning of year	356,437,659	—	142,950,867	149,252,560

End of year	$382,265,315	$356,437,659	$151,891,632	$142,950,867

End of year undistributed net investment income	$2,666,265	$1,592,764	$3,173,022	$1,899,905

___________

1 Commencements of investment operations for the insured trusts were October 31, 2002. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

		California Insured		California Municipal
Municipal Income Trust II		Municipal Income Trust		Bond Trust
(BLE)		(BCK)		(BZA)

2004	2003	2004	2003	2004	2003

$27,275,595	$25,913,002	$5,347,246	$4,154,466	$3,850,978	$3,923,657
(7,324,788)	(7,486,568)	(858,180)	73,698	(1,931,210)	333,162

29,272,430	(16,689,310)	5,570,494	(6,110,796)	4,972,095	(4,389,282)

(1,987,241)	(2,206,764)	(397,111)	(309,490)	(241,570)	(285,766)
—	—	(5,802)	—	(18,799)	(36,465)

47,235,996	(469,640)	9,656,647	(2,192,122)	6,631,494	(454,694)

(22,894,966)	(22,875,695)	(4,740,793)	(3,551,261)	(3,203,268)	(3,151,958)
—	—	(67,945)	—	(223,187)	(278,186)

(22,894,966)	(22,875,695)	(4,808,738)	(3,551,261)	(3,426,455)	(3,430,144)

—	—	—	71,605,001	—	—

(9,000)	4,288,500	—	3,573,750	—	—

—	(2,294,668)	—	(609,518)	—	(21,849)
101,150	205,295	65,451	84,057	—	12,499

92,150	2,199,127	65,451	74,653,290	—	(9,350)

24,433,180	(21,146,208)	4,913,360	68,909,907	3,205,039	(3,894,188)

302,336,626	323,482,834	68,909,907	—	45,940,067	49,834,255

$326,769,806	$302,336,626	$73,823,267	$68,909,907	$49,145,106	$45,940,067

$4,022,926	$1,629,878	$518,008	$308,708	$964,579	$558,336

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the year ended August 31, 2004, and for the period1 ended August 31, 2003

	California		Florida Insured
	Municipal Income Trust II		Municipal Income Trust
	(BCL)		(BAF)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders

Operations
Net investment income	$8,709,910	$8,139,709	$8,930,146	$6,649,133
Net realized gain (loss)	(1,707,439)	(3,089,325)	(1,131,981)	632,254
Net change in unrealized appreciation/
depreciation	9,498,500	(8,940,916)	6,692,461	(4,769,120)
Dividends and distributions to preferred
shareholders from:
Net investment income	(636,870)	(699,743)	(648,710)	(563,529)
Net realized gains	—	—	(61,378)	—

Net increase (decrease) in net assets resulting
from operations	15,864,101	(4,590,275)	13,780,538	1,948,738

Dividends and Distributions to
Common Shareholders from:
Net investment income	(7,782,748)	(7,764,974)	(7,846,940)	(5,881,358)
Net realized gains	—	—	(657,399)	—

Total dividends and distributions	(7,782,748)	(7,764,974)	(8,504,339)	(5,881,358)

Capital Share Transactions:
Net proceeds from the issuance of
common shares	—	—	—	114,493,001
Net proceeds from the underwriters’
over-allotment option exercised	(4,500)	2,144,250	—	10,006,500
Underwriting discounts and additional offering
costs relating to the issuance of preferred
shares	—	(849,475)	—	(944,848)
Reinvestment of common dividends	137,224	222,296	—	156,124

Net proceeds from capital share transactions	132,724	1,517,071	—	123,710,777

Total increase (decrease)	8,214,077	(10,838,178)	5,276,199	119,778,157

Net Assets Applicable to
Common Shareholders:

Beginning of year	101,738,147	112,576,325	119,778,157	—

End of year	$109,952,224	$101,738,147	$125,054,356	$119,778,157

End of year undistributed (distributions in excess of)
net investment income	$108,070	$(182,190)	$653,360	$219,079

___________

1 Commencements of investment operations for the insured trusts were October 31, 2002. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

Florida		Maryland		New Jersey
Municipal Bond Trust		Municipal Bond Trust		Municipal Bond Trust
(BIE)		(BZM)		(BLJ)

2004	2003	2004	2003	2004	2003

$3,841,844	$3,763,594	$2,140,119	$2,158,263	$2,634,283	$2,593,490
(770,346)	617,109	(375,659)	93,425	(78,747)	192,616
3,708,985	(2,067,781)	1,899,235	(1,028,809)	2,002,739	(2,102,018)

(268,790)	(294,203)	(162,726)	(192,706)	(164,119)	(194,504)
(6,733)	(25,515)	—	(11,022)	(9,757)	(16,272)

6,504,960	1,993,204	3,500,969	1,019,151	4,384,399	473,312

(3,090,049)	(3,038,237)	(1,724,926)	(1,696,742)	(2,139,974)	(2,110,955)
(74,132)	(186,453)	—	(72,550)	(111,653)	(143,682)

(3,164,181)	(3,224,690)	(1,724,926)	(1,769,292)	(2,251,627)	(2,254,637)

—	—	—	—	—	—
—	—	—	—	—	—

—	(28,492)	—	(50,675)	—	(48,427)
—	18,121	16,038	18,519	25,241	75,007

—	(10,371)	16,038	(32,156)	25,241	26,580

3,340,779	(1,241,857)	1,792,081	(782,297)	2,158,013	(1,754,745)

48,042,037	49,283,894	28,922,653	29,704,950	31,226,123	32,980,868

$51,382,816	$48,042,037	$30,714,734	$28,922,653	$33,384,136	$31,226,123

$941,896	$458,990	$563,807	$311,348	$621,465	$291,378

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the year ended August 31, 2004, and for the period1 ended August 31, 2003

	New York Insured		New York
	Municipal Income Trust		Municipal Bond Trust
	(BSE)		(BQH)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets Applicable to
Common Shareholders

Operations
Net investment income	$6,554,060	$4,829,121	$3,057,394	$3,032,080
Net realized gain (loss)	(1,182,079)	(58,730)	(366,905)	(143,156)
Net change in unrealized appreciation/
depreciation	5,560,936	(4,723,944)	2,552,152	(1,803,841)
Dividends and distributions to preferred
shareholders from:
Net investment income	(480,323)	(420,505)	(194,186)	(249,849)
Net realized gains	—	—	—	(21,352)

Net increase (decrease) in net assets resulting
from operations	10,452,594	(374,058)	5,048,455	813,882

Dividends and Distributions to
Common Shareholders from:
Net investment income	(5,792,278)	(4,327,194)	(2,498,922)	(2,475,984)
Net realized gains	—	—	—	(155,250)

Total dividends and distributions	(5,792,278)	(4,327,194)	(2,498,922)	(2,631,234)

Capital Share Transactions:
Net proceeds from issuance of common shares	—	85,901,501	—	—
Net proceeds from the underwriters’
over-allotment option exercised	—	5,718,000	—	—
Underwriting discounts and additional offering
costs relating to the issuance of preferred
shares	—	(711,970)	—	(37,459)
Reinvestment of common dividends	168,608	224,736	—	—

Net proceeds from capital share transactions	168,608	91,132,267	—	(37,459)

Total increase (decrease)	4,828,924	86,431,015	2,549,533	(1,854,811)

Net Assets Applicable to
Common Shareholders:

Beginning of year	86,431,015	—	38,207,240	40,062,051

End of year	$91,259,939	$86,431,015	$40,756,773	$38,207,240

End of year undistributed (distributions in excess of)
net investment income	$377,190	$95,731	$676,087	$312,841

___________

1 Commencements of investment operations for the insured trusts were October 31, 2002. This information includes the initial investments by BlackRock Funding, Inc. The other Trusts’ statements are for a full year.

See Notes to Financial Statements.

New York		Virginia
Municipal Income Trust II		Municipal Bond Trust
(BFY)		(BHV)

2004	2003	2004	2003

$5,153,888	$4,857,157	$1,664,339	$1,655,091
(976,345)	(722,685)	(277,156)	237,709
4,849,996	(3,853,513)	1,565,169	(910,742)

(410,703)	(476,593)	(109,756)	(121,007)
—	—	—	(22,888)

8,616,836	(195,634)	2,842,596	838,163

(4,663,823)	(4,661,882)	(1,320,868)	(1,289,511)
—	—	—	(151,377)

(4,663,823)	(4,661,882)	(1,320,868)	(1,440,888)

—	—	—	—
(2,250)	1,072,125	—	—

—	(567,282)	—	(58,033)
—	29,662	61,031	60,042

(2,250)	534,505	61,031	2,009

3,950,763	(4,323,011)	1,582,759	(600,716)

65,952,706	70,275,717	21,943,865	22,544,581

$69,903,469	$65,952,706	$23,526,624	$21,943,865

$(83,509)	$(162,871)	$540,947	$307,522

FINANCIAL HIGHLIGHTS
BlackRock Insured Municipal Income Trust (BYM)

		For the period
		October 31, 2002[1]
	Year Ended	through
	August 31, 2004	August 31, 2003

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$13.64	$14.33 [2]

Investment operations:
Net investment income	1.06	0.83
Net realized and unrealized gain (loss)	0.94	(0.62)
Dividends to preferred shareholders from net investment income	(0.08)	(0.07)

Net increase from investment operations	1.92	0.14

Dividends to common shareholders from net investment income	(0.94)	(0.70)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.10)

Total capital charges	—	(0.13)

Net asset value, end of period	$14.62	$13.64

Market price, end of period	$13.97	$13.51

TOTAL INVESTMENT RETURN[3]	10.57%	(5.39)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.84%	0.77%[5]
Expenses after fees waived and before fees paid indirectly	0.84%	0.79%[5]
Expenses before fees waived and paid indirectly	1.16%	1.10%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.30%	6.95%[5]
Preferred share dividends	0.57%	0.55%[5]
Net investment income available to common shareholders	6.73%	6.40%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$380,007	$372,269
Portfolio turnover	57%	46%
Net assets of common shareholders, end of period (000)	$382,265	$356,438
Preferred shares value outstanding, end of period (000)	$228,975	$228,975
Asset coverage per preferred share, end of period	$66,739	$63,919

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Bond Trust (BBK)

			For the period
	Year Ended August 31,		April 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.12	$14.76	$14.33[2]

Investment operations:
Net investment income	1.25	1.28	0.31
Net realized and unrealized gain (loss)	0.74	(0.74)	0.52
Dividends and distributions to preferred shareholders:
Net investment income	(0.08)	(0.10)	(0.03)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.91	0.43	0.80

Dividends and distributions to common shareholders:
Net investment income	(1.04)	(1.02)	(0.25)
Net realized gains	—	(0.05)	—

Total dividends and distributions	(1.04)	(1.07)	(0.25)

Capital changes with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	0.01	—	(0.09)

Total capital charges	0.01	—	(0.12)

Net asset value, end of period	$15.00	$14.12	$14.76

Market price, end of period	$14.61	$13.66	$14.90

TOTAL INVESTMENT RETURN[3]	14.87%	(1.20)%	1.07%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.89%	0.91%	0.90%[5]
Expenses after fees waived and before fees paid indirectly	0.90%	0.92%	0.91%[5]
Expenses before fees waived and paid indirectly	1.37%	1.41%	1.32%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	8.28%	8.66%	6.35%[5]
Preferred share dividends	0.55%	0.67%	0.53%[5]
Net investment income available to common shareholders	7.73%	7.99%	5.82%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$152,200	$148,670	$144,196
Portfolio turnover	65%	21%	22%
Net assets of common shareholders, end of period (000)	$151,892	$142,951	$149,253
Preferred shares value outstanding, end of period (000)	$90,500	$90,500	$90,500
Asset coverage per preferred share, end of period	$66,963	$64,491	$66,233

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Municipal Income Trust II (BLE)

			For the period
	Year Ended August 31,		July 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$13.28	$14.40	$14.33 [2]

Investment operations:
Net investment income	1.20	1.14	0.03
Net realized and unrealized gain (loss)	0.95	(1.06)	0.07
Dividends to preferred shareholders from net investment income	(0.09)	(0.10)	—

Net increase (decrease) from investment operations	2.06	(0.02)	0.10

Dividends to common shareholders from net investment income	(1.00)	(1.00)	—

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.10)	—

Total capital charges	—	(0.10)	(0.03)

Net asset value, end of period	$14.34	$13.28	$14.40

Market price, end of period	$13.92	$13.11	$15.00

TOTAL INVESTMENT RETURN[3]	14.15%	(6.00)%	0.00%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.95%	0.92%	0.65%[5,6]
Expenses after fees waived and before fees paid indirectly	0.95%	0.93%	0.65%[5,6]
Expenses before fees waived and paid indirectly	1.20%	1.17%	0.80%[5,6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	8.37%	8.15%	2.82%[5,6]
Preferred share dividends	0.61%	0.69%	—%[5,6]
Net investment income available to common shareholders	7.76%	7.46%	2.82%[5,6]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$325,680	$318,014	$307,165
Portfolio turnover	64%	118%	—%
Net assets of common shareholders, end of period (000)	$326,770	$302,337	$323,483
Preferred shares value outstanding, end of period (000)	$205,550	$205,550	$—
Asset coverage per preferred share, end of period	$64,747	$61,774	$—

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

6These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Insured Municipal Income Trust (BCK)

		For the period
		October 31, 2002[1]
	Year Ended	through
	August 31, 2004	August 31, 2003

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$13.09	$14.33 [2]

Investment operations:
Net investment income	1.02	0.79
Net realized and unrealized gain (loss)	0.89	(1.15)
Dividends to preferred shareholders from net investment income	(0.08)	(0.06)

Net increase (decrease) from investment operations	1.83	(0.42)

Dividends to common shareholders:
Net investment income	(0.90)	(0.67)
Net realized gains	(0.01)	—

Total dividends and distributions	(0.91)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.12)

Total capital charges	—	(0.15)

Net asset value, end of period	$14.01	$13.09
Market price, end of period	$14.00	$13.01

TOTAL INVESTMENT RETURN[3]	14.97%	(8.98)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.99%	0.92%[5]
Expenses after fees waived and before fees paid indirectly	0.99%	0.96%[5]
Expenses before fees waived and paid indirectly	1.32%	1.27%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.26%	6.69%[5]
Preferred share dividends	0.54%	0.50%[5]
Net investment income available to common shareholders	6.72%	6.19%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$73,679	$74,302
Portfolio turnover	4%	41%
Net assets of common shareholders, end of period (000)	$73,823	$68,910
Preferred shares value outstanding, end of period (000)	$46,500	$46,500
Asset coverage per preferred share, end of period	$64,691	$62,052

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal Bond Trust (BZA)

			For the period
	Year Ended August 31,		April 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$13.71	$14.87	$14.33 [2]

Investment operations:
Net investment income	1.15	1.18	0.28
Net realized and unrealized gain (loss)	0.92	(1.21)	0.63
Dividends and distributions to preferred shareholders:
Net investment income	(0.07)	(0.09)	(0.02)
Net realized gains	(0.01)	(0.01)	—

Net increase (decrease) from investment operations	1.99	(0.13)	0.89

Dividends and distributions to common shareholders:
Net investment income	(0.96)	(0.94)	(0.23)
Net realized gains	(0.07)	(0.08)	—

Total dividends and distributions	(1.03)	(1.02)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.01)	(0.09)

Total capital charges	—	(0.01)	(0.12)

Net asset value, end of period	$14.67	$13.71	$14.87

Market price, end of period	$13.90	$13.15	$14.58

TOTAL INVESTMENT RETURN[3]	13.80%	(2.92)%	(1.23)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.06%	1.06%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.07%	1.06%	1.12%[5]
Expenses before fees waived and paid indirectly	1.55%	1.54%	1.53%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.87%	7.99%	5.75%[5]
Preferred share dividends	0.49%	0.58%	0.49%[5]
Net investment income available to common shareholders	7.38%	7.41%	5.26%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$48,928	$49,107	$47,390
Portfolio turnover	24%	22%	18%
Net assets of common shareholders, end of period (000)	$49,145	$45,940	$49,834
Preferred shares value outstanding, end of period (000)	$29,975	$29,975	$29,975
Asset coverage per preferred share, end of period	$65,990	$63,318	$66,569

_________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock California Municipal Income Trust II (BCL)

			For the period
	Year Ended August 31,		July 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$12.76	$14.42	$14.33 [2]

Investment operations:
Net investment income	1.09	1.02	0.02
Net realized and unrealized gain (loss)	0.97	(1.51)	0.10
Dividends to preferred shareholders from net investment income	(0.08)	(0.09)	—

Net increase (decrease) from investment operations	1.98	(0.58)	0.12

Dividends to common shareholders from net investment income	(0.97)	(0.97)	—

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.11)	—

Total capital charges	—	(0.11)	(0.03)

	$13.77	$12.76	$14.42
Net asset value, end of period
Market price, end of period	$13.71	$13.01	$15.01

TOTAL INVESTMENT RETURN[3]	13.21%	(6.94)%	0.07%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.05%	0.97%	1.05%[5,6]
Expenses after fees waived and before fees paid indirectly	1.05%	0.99%	1.05%[5,6]
Expenses before fees waived and paid indirectly	1.30%	1.23%	1.20%[5,6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.97%	7.38%	1.35%[5,6]
Preferred share dividends	0.58%	0.63%	—%[5,6]
Net investment income available to common shareholders	7.39%	6.75%	1.35%[5,6]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$109,252	$110,286	$105,895
Portfolio turnover	19%	85%	—%
Net assets of common shareholders, end of period (000)	$109,952	$101,738	$112,576
Preferred shares value outstanding, end of period (000)	$71,950	$71,950	$—
Asset coverage per preferred share, end of period	$63,209	$60,353	$—

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

6These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Insured Municipal Income Trust (BAF)

		For the period
		October 31, 2002[1]
	Year Ended	through
	August 31, 2004	August 31, 2003

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$13.74	$14.33 [2]

Investment operations:
Net investment income	1.02	0.75
Net realized and unrealized gain (loss)	0.64	(0.47)
Dividends and distributions to preferred shareholders:
Net investment income	(0.07)	(0.06)
Net realized gains	(0.01)	—

Net increase from investment operations	1.58	0.22

Dividends and distributions to common shareholders:
Net investment income	(0.90)	(0.67)
Net realized gains	(0.08)	—

Total dividends and distributions	(0.98)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.11)

Total capital charges	—	(0.14)

Net asset value, end of period	$14.34	$13.74

Market price, end of period	$14.14	$13.20

TOTAL INVESTMENT RETURN[3]	14.82%	(7.78)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.91%	0.83%[5]
Expenses after fees waived and before fees paid indirectly	0.93%	0.87%[5]
Expenses before fees waived and paid indirectly	1.25%	1.17%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.13%	6.39%[5]
Preferred share dividends	0.52%	0.54%[5]
Net investment income available to common shareholders	6.61%	5.85%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$125,315	$124,543
Portfolio turnover	2%	50%
Net assets of common shareholders, end of period (000)	$125,054	$119,778
Preferred shares value outstanding, end of period (000)	$76,000	$76,000
Asset coverage per preferred share, end of period	$66,137	$64,404

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Florida Municipal Bond Trust (BIE)

			For the period
	Year Ended August 31,		April 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.52	$14.90	$14.33 [2]

Investment operations:
Net investment income	1.16	1.14	0.26
Net realized and unrealized gain (loss)	0.88	(0.43)	0.68
Dividends and distributions to preferred shareholders:
Net investment income	(0.08)	(0.09)	(0.02)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.96	0.61	0.92

Dividends and distributions to common shareholders:
Net investment income	(0.93)	(0.92)	(0.23)
Net realized gains	(0.02)	(0.06)	—

Total dividends and distributions	(0.95)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.01)	(0.09)

Total capital charges	—	(0.01)	(0.12)

Net asset value, end of period	$15.53	$14.52	$14.90

Market price, end of period	$14.17	$13.55	$14.92

TOTAL INVESTMENT RETURN[3]	11.82%	(2.90)%	1.03%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.02%	1.05%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.03%	1.05%	1.12%[5]
Expenses before fees waived and paid indirectly	1.50%	1.53%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.62%	7.54%	5.36%[5]
Preferred share dividends	0.53%	0.59%	0.49%[5]
Net investment income available to common shareholders	7.09%	6.95%	4.87%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$50,422	$49,915	$46,792
Portfolio turnover	10%	19%	—%
Net assets of common shareholders, end of period (000)	$51,383	$48,042	$49,284
Preferred shares value outstanding, end of period (000)	$29,775	$29,775	$29,775
Asset coverage per preferred share, end of period	$68,147	$65,340	$66,383

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Maryland Municipal Bond Trust (BZM)

			For the period
	Year Ended August 31,		April 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.36	$14.76	$14.33 [2]

Investment operations:
Net investment income	1.06	1.07	0.25
Net realized and unrealized gain (loss)	0.76	(0.45)	0.53
Dividends and distributions to preferred shareholders:
Net investment income	(0.08)	(0.10)	(0.03)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.74	0.51	0.75

Dividends and distributions to common shareholders:
Net investment income	(0.86)	(0.84)	(0.21)
Net realized gains	—	(0.04)	—

Total dividends and distributions	(0.86)	(0.88)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	(0.02)
Preferred shares	—	(0.03)	(0.09)

Total capital charges	—	(0.03)	(0.11)

Net asset value, end of period	$15.24	$14.36	$14.76

Market price, end of period	$14.99	$13.90	$14.95

TOTAL INVESTMENT RETURN[3]	14.31%	(1.32)%	1.10%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.18%	1.15%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.19%	1.15%	1.12%[5]
Expenses before fees waived and paid indirectly	1.67%	1.63%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.05%	7.18%	5.30%[5]
Preferred share dividends	0.54%	0.64%	0.54%[5]
Net investment income available to common shareholders	6.51%	6.54%	4.76%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$30,350	$30,069	$28,153
Portfolio turnover	12%	14%	1%
Net assets of common shareholders, end of period (000)	$30,715	$28,923	$29,705
Preferred shares value outstanding, end of period (000)	$18,000	$18,000	$18,000
Asset coverage per preferred share, end of period	$67,662	$65,172	$66,259

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New Jersey Municipal Bond Trust (BLJ)

			For the period
	Year Ended August 31,		April 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$13.77	$14.58	$14.33 [2]

Investment operations:
Net investment income	1.16	1.15	0.25
Net realized and unrealized gain (loss)	0.84	(0.85)	0.37
Dividends and distributions to preferred shareholders:
Net investment income	(0.07)	(0.09)	(0.02)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.93	0.20	0.60

Dividends and distributions to common shareholders:
Net investment income	(0.94)	(0.93)	(0.23)
Net realized gains	(0.05)	(0.06)	—

Total dividends and distributions	(0.99)	(0.99)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.02)	(0.09)

Total capital charges	—	(0.02)	(0.12)

Net asset value, end of period	$14.71	$13.77	$14.58

Market price, end of period	$13.91	$13.64	$14.65

TOTAL INVESTMENT RETURN[3]	9.32%	(0.10)%	(0.75)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.14%	1.14%	1.15%[5]
Expenses after fees waived and before fees paid indirectly	1.15%	1.14%	1.15%[5]
Expenses before fees waived and paid indirectly	1.63%	1.62%	1.57%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.93%	7.94%	5.29%[5]
Preferred share dividends	0.49%	0.60%	0.45%[5]
Net investment income available to common shareholders	7.44%	7.34%	4.84%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$33,214	$32,652	$31,611
Portfolio turnover	20%	20%	17%
Net assets of common shareholders, end of period (000)	$33,384	$31,226	$32,981
Preferred shares value outstanding, end of period (000)	$20,225	$20,225	$20,225
Asset coverage per preferred share, end of period	$66,266	$63,602	$65,771

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Insured Municipal Income Trust (BSE)

		For the period
		October 31, 2002[1]
	Year Ended	through
	August 31, 2004	August 31, 2003

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$13.45	$14.33 [2]

Investment operations:
Net investment income	1.01	0.75
Net realized and unrealized gain (loss)	0.69	(0.75)
Dividends to preferred shareholders from net investment income	(0.07)	(0.07)

Net increase (decrease) from investment operations	1.63	(0.07)

Dividends to common shareholders from net investment income	(0.90)	(0.67)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.11)

Total capital charges	—	(0.14)

Net asset value, end of period	$14.18	$13.45

Market price, end of period	$14.08	$13.28

TOTAL INVESTMENT RETURN[3]	13.04%	(7.13)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	0.93%	0.87%[5]
Expenses after fees waived and before fees paid indirectly	0.95%	0.91%[5]
Expenses before fees waived and paid indirectly	1.27%	1.22%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.14%	6.35%[5]
Preferred share dividends	0.52%	0.55%[5]
Net investment income available to common shareholders	6.62%	5.80%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$91,808	$90,967
Portfolio turnover	11%	80%
Net assets of common shareholders, end of period (000)	$91,260	$86,431
Preferred shares value outstanding, end of period (000)	$56,000	$56,000
Asset coverage per preferred share, end of period	$65,744	$63,587

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal Bond Trust (BQH)

			For the period
	Year Ended August 31,		April 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.15	$14.83	$14.33 [2]

Investment operations:
Net investment income	1.13	1.12	0.25
Net realized and unrealized gain (loss)	0.81	(0.71)	0.62
Dividends and distributions to preferred shareholders:
Net investment income	(0.07)	(0.09)	(0.02)
Net realized gains	—	(0.01)	—

Net increase from investment operations	1.87	0.31	0.85

Dividends and distributions to common shareholders:
Net investment income	(0.93)	(0.92)	(0.23)
Net realized gains	—	(0.06)	—

Total dividends and distributions	(0.93)	(0.98)	(0.23)

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.01)	(0.09)

Total capital charges	—	(0.01)	(0.12)

Net asset value, end of period	$15.09	$14.15	$14.83

Market price, end of period	$13.97	$13.35	$14.50

TOTAL INVESTMENT RETURN[3]	11.83%	(1.26)%	(1.78)%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.11%	1.12%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.12%	1.12%	1.12%[5]
Expenses before fees waived and paid indirectly	1.60%	1.60%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.57%	7.57%	5.24%[5]
Preferred share dividends	0.48%	0.62%	0.50%[5]
Net investment income available to common shareholders	7.09%	6.95%	4.74%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$40,396	$40,072	$38,183
Portfolio turnover	16%	7%	15%
Net assets of common shareholders, end of period (000)	$40,757	$38,207	$40,062
Preferred shares value outstanding, end of period (000)	$24,200	$24,200	$24,200
Asset coverage per preferred share, end of period	$67,108	$64,473	$66,390

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock New York Municipal Income Trust II (BFY)

			For the period
	Year Ended August 31,		July 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$13.36	$14.47	$14.33 [2]

Investment operations:
Net investment income	1.04	0.98	0.02
Net realized and unrealized gain (loss)	0.79	(0.94)	0.15
Dividends to preferred shareholders from net investment income	(0.08)	(0.10)	—

Net increase (decrease) from investment operations	1.75	(0.06)	0.17

Dividends to common shareholders from net investment income	(0.95)	(0.94)	—

Capital charges with respect to issuance of:
Common shares	—	—	(0.03)
Preferred shares	—	(0.11)	—

Total capital charges	—	(0.11)	(0.03)

Net asset value, end of period	$14.16	$13.36	$14.47

Market price, end of period	$13.70	$13.12	$15.10

TOTAL INVESTMENT RETURN[3]	11.82%	(6.93)%	0.67%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.07%	1.00%	1.43%[5,6]
Expenses after fees waived and before fees paid indirectly	1.08%	1.03%	1.43%[5,6]
Expenses before fees waived and paid indirectly	1.32%	1.27%	1.58%[5,6]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.36%	6.95%	1.77%[5,6]
Preferred share dividends	0.59%	0.68%	—%[5,6]
Net investment income available to common shareholders	6.77%	6.27%	1.77%[5,6]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$70,018	$69,863	$64,673
Portfolio turnover	14%	40%	—%
Net assets of common shareholders, end of period (000)	$69,903	$65,953	$70,276
Preferred shares value outstanding, end of period (000)	$44,650	$44,650	$—
Asset coverage per preferred share, end of period	$64,144	$61,930	$—

___________

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

6These annualized ratios are not indicative of future expense ratios, due to the short operating history of the Trust.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS
BlackRock Virginia Municipal Bond Trust (BHV)

			For the period
	Year Ended August 31,		April 30, 2002[1]
			through
	2004	2003	August 31, 2002

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of period	$14.46	$14.90	$14.33 [2]

Investment operations:
Net investment income	1.09	1.09	0.27
Net realized and unrealized gain (loss)	0.86	(0.44)	0.65
Dividends and distributions to preferred shareholders:
Net investment income	(0.07)	(0.08)	(0.03)
Net realized gains	—	(0.02)	—

Net increase from investment operations	1.88	0.55	0.89

Dividends and distributions to common shareholders:
Net investment income	(0.87)	(0.85)	(0.21)
Net realized gains	—	(0.10)	—

Total dividends and distributions	(0.87)	(0.95)	(0.21)

Capital charges with respect to issuance of:
Common shares	—	—	(0.02)
Preferred shares	—	(0.04)	(0.09)

Total capital charges	—	(0.04)	(0.11)

Net asset value, end of period	$15.47	$14.46	$14.90

Market price, end of period	$15.34	$14.40	$15.20

TOTAL INVESTMENT RETURN[3]	12.79%	0.94%	2.81%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[4]
Expenses after fees waived and paid indirectly	1.25%	1.17%	1.12%[5]
Expenses after fees waived and before fees paid indirectly	1.26%	1.17%	1.12%[5]
Expenses before fees waived and paid indirectly	1.73%	1.64%	1.54%[5]
Net investment income after fees waived and paid indirectly and before preferred share dividends	7.15%	7.23%	5.70%[5]
Preferred share dividends	0.47%	0.53%	0.54%[5]
Net investment income available to common shareholders	6.68%	6.70%	5.16%[5]

SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$23,273	$22,896	$21,321
Portfolio turnover	14%	18%	8%
Net assets of common shareholders, end of period (000)	$23,527	$21,944	$22,545
Preferred shares value outstanding, end of period (000)	$13,525	$13,525	$13,525
Asset coverage per preferred share, end of period	$68,490	$65,562	$66,674

1Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.

2Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.

3Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

4Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

5Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

BlackRock Insured Municipal Income Trust (“Insured Municipal”), BlackRock California Insured Municipal Income Trust (“California Insured”), BlackRock Florida Insured Municipal Income Trust (“Florida Insured”), BlackRock New York Insured Municipal Income Trust (“New York Insured”) (collectively the “Insured Trusts”), BlackRock Municipal Bond Trust (“Municipal Bond”), BlackRock California Municipal Bond Trust (“California Bond”), BlackRock Florida Municipal Bond Trust (“Florida Bond”), BlackRock Maryland Municipal Bond Trust (“Maryland Bond”), BlackRock New Jersey Municipal Bond Trust (“New Jersey Bond”), BlackRock New York Municipal Bond Trust (“New York Bond”), BlackRock Virginia Municipal Bond Trust (“Virginia Bond”) (collectively the “Bond Trusts”), BlackRock Municipal Income Trust II (“Municipal Income II”), BlackRock California Municipal Income Trust II (“California Income II”) and BlackRock New York Municipal Income Trust II (“New York Income II”) (collectively the “Income II Trusts”) (collectively the “Trusts”) are organized as Delaware statutory trusts. The Insured Trusts were organized on August 19, 2002. They had no transactions until October 19, 2002, when each of the Insured Trusts sold 8,028 common shares for $115,001 to BlackRock Funding, Inc. Investment operations for the Insured Trusts commenced on October 31, 2002. Insured Municipal, Municipal Bond and Municipal Income II are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured, California Bond, California Income II, Florida Insured, Florida Bond, Maryland Bond, New Jersey Bond, New York Insured, New York Bond, New York Income II and Virginia Bond are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in other investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board.

Investments Transactions and Investment Income: Investments transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities, reverse repurchase agreements or futures contracts), each Trust will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss car-ryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

Trust	UNII	Accumulated Gain

Insured Municipal	$(845)	$845
Municipal Bond	(1,505)	1,505
Municipal Income II	(340)	340
California Insured	(42)	42
California Bond	103	(103)
California Income II	(32)	32
Florida Insured	(215)	215
Florida Bond	(99)	99
Maryland Bond	(8)	8
New Jersey Bond	(103)	103
New York Insured	—	—
New York Bond	(1,040)	1,040
New York Income II	—	—
Virginia Bond	(290)	290

Note 2. Agreements

Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to each Trust. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The investment management agreement covers both investment advisory and administration services.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly, accrued daily and payable monthly based on an annual rate, 0.55% for the Insured Trusts and Income II Trusts and 0.65% for the Bond Trusts, of each Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses of each Trust. With respect to the Insured Trusts the waiver, as a percentage of managed assets, is as follows: 0.20% for the first 5 years of each Trust’s operations, 0.15% in year 6, 0.10% in year 7, and 0.05% in year 8. With respect to the Bond Trusts the waiver, as a percentage of managed assets, is as follows: 0.30% for the first 5 years of each Trust’s operations, 0.25% in year 6, 0.20% in year 7, 0.15% in year 8, 0.10% in year 9 and 0.05% in year 10. With respect to the Income II Trusts the waiver, as a percentage of managed assets, is as follows: 0.15% for the first 5 years of each Trust’s operations, 0.10% in year 6 through year 7, 0.05% in year 8 through year 10.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for certain operational support services provided to each Trust.

     Pursuant to the terms of each Trust’s custody agreement, each Trust received earnings credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Securities

Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended August 31, 2004, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Insured Municipal	$339,530,512	$341,402,950	Florida Bond	$7,996,800	$9,039,224
Municipal Bond	150,745,874	158,296,154	Maryland Bond	6,059,315	5,738,181
Municipal Income II	330,918,641	325,626,628	New Jersey Bond	10,630,440	11,145,530
California Insured	4,905,326	5,224,177	New York Insured	15,592,141	15,949,025
California Bond	18,192,960	20,116,059	New York Bond	10,598,462	10,256,029
California Income II	33,864,263	37,875,235	New York Income II	15,889,323	15,391,640
Florida Insured	3,031,763	5,371,047	Virginia Bond	5,123,960	5,187,806

There were no purchases or sales of U.S. government securities.

Details of open financial futures contracts at August 31, 2004 were as follows:
				Value at	Value at
	Number of		Expiration	Trade	August 31,	Unrealized
Trust	Contracts	Type	Date	Date	2004	Depreciation

Short Positions:
Insured Municipal	1,683	10 Yr. U.S. T-Note	Dec ’04	$187,707,670	$189,021,968	$(1,314,298)
Municipal Bond	607	10 Yr. U.S. T-Note	Dec ’04	67,700,078	68,173,691	(473,613)
Municipal Income II	1,406	10 Yr. U.S. T-Note	Dec ’04	156,814,125	157,911,402	(1,097,277)
California Insured	359	10 Yr. U.S. T-Note	Dec ’04	40,039,978	40,320,192	(280,214)
California Bond	216	10 Yr. U.S. T-Note	Dec ’04	24,090,832	24,259,502	(168,670)
California Income II	581	10 Yr. U.S. T-Note	Dec ’04	64,799,981	65,253,568	(453,587)
Florida Insured	507	10 Yr. U.S. T-Note	Dec ’04	56,546,480	56,942,447	(395,967)
Florida Bond	173	10 Yr. U.S. T-Note	Dec ’04	19,295,081	19,430,066	(134,985)
Maryland Bond	107	10 Yr. U.S. T-Note	Dec ’04	11,934,027	12,017,430	(83,403)
New Jersey Bond	152	10 Yr. U.S. T-Note	Dec ’04	16,952,931	17,071,502	(118,571)
New York Insured	381	10 Yr. U.S. T-Note	Dec ’04	42,493,556	42,791,068	(297,512)
New York Bond	143	10 Yr. U.S. T-Note	Dec ’04	15,949,357	16,060,694	(111,337)
New York Income II	255	10 Yr. U.S. T-Note	Dec ’04	28,440,444	28,639,692	(199,248)
Virginia Bond	94	10 Yr. U.S. T-Note	Dec ’04	10,483,892	10,557,377	(73,485)

     At August 31, 2004, the total cost of securities for Federal Income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Insured Municipal	$588,046,425	$28,161,379	$796,693	$27,364,686
Municipal Bond	232,918,116	10,196,481	1,677,596	8,518,885
Municipal Income II	507,145,985	18,245,259	2,903,200	15,342,059
California Insured	119,223,258	2,032,559	2,292,647	(260,088)
California Bond	75,027,777	3,345,670	399,089	2,946,581
California Income II	177,882,011	5,023,851	3,189,422	1,834,429
Florida Insured	196,369,826	3,211,030	891,655	2,319,375
Florida Bond	76,393,937	4,220,646	30,532	4,190,114
Maryland Bond	45,857,219	2,199,337	93,689	2,105,648
New Jersey Bond	51,802,395	2,048,633	1,179,662	868,971
New York Insured	144,672,488	2,534,879	1,410,312	1,124,567
New York Bond	61,660,652	2,970,928	493,208	2,477,720
New York Income II	111,963,390	2,715,452	806,585	1,908,867
Virginia Bond	34,686,295	1,788,990	—	1,788,990

     For Federal income tax purposes, the following Trusts had capital loss carryforwards as of their last respective tax year end (the Bond Trusts’ have a tax year end of October 31st and the Income II Trusts’ have a tax year end of June 30th). These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
Trust	CarryforwardAmount	Expires	Trust	Carryforward Amount	Expires

Municipal Bond	$338,279	2011	Maryland Bond	$4,564	2011

Municipal Income II	$1,338,302	2011	New York Bond	$142,736	2011
	5,200,107	2012
			New York Income II	$722,685	2012
	$6,538,409
			Virginia Bond	$48,573	2011

California Income II	$1,454,313	2011
	1,163,822	2012

	$2,618,135

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders

The tax character of distributions paid during the year ended August 31, 2004 and the period ended August 31, 2003, were as follows:

	Year ended August 31, 2004

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid From:	Income	Income	Capital Gains	Distributions

Insured Municipal	$26,673,933	$ —	$ —	$26,673,933
Municipal Bond	11,334,330	—	—	11,334,330
Municipal Income II	24,882,207	—	—	24,882,207
California Insured	5,137,946	73,705	—	5,211,651
California Bond	3,444,704	233,112	9,008	3,686,824
California Income II	8,419,618	—	—	8,419,618
Florida Insured	8,495,387	719,040	—	9,214,427
Florida Bond	3,358,938	80,766	—	3,439,704
Maryland Bond	1,887,652	—	—	1,887,652
New Jersey Bond	2,304,183	121,320	—	2,425,503
New York Insured	6,272,601	—	—	6,272,601
New York Bond	2,693,108	—	—	2,693,108
New York Income II	5,074,526	—	—	5,074,526
Virginia Bond	1,430,624	—	—	1,430,624

	Period ended August 31, 2003

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid From:	Income	Income	Capital Gains	Distributions

Insured Municipal	$20,038,910	$ —	$ —	$20,038,910
Municipal Bond	11,285,924	597,573	—	11,883,490
Municipal Income II	25,082,459	—	—	25,082,459
California Insured	3,860,751	—	—	3,860,751
California Bond	3,437,724	314,651	—	3,752,375
California Income II	8,464,717	—	—	8,464,717
Florida Insured	6,444,887	—	—	6,444,887
Florida Bond	3,332,440	211,968	—	3,544,408
Maryland Bond	1,889,456	83,572	—	1,973,020
New Jersey Bond	2,305,459	159,954	—	2,465,413
New York Insured	4,747,699	—	—	4,747,699
New York Bond	2,725,834	176,602	—	2,902,435
New York Income II	5,138,475	—	—	5,138,475
Virginia Bond	1,410,553	174,265	—	1,584,783

As of August 31, 2004, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Undistributed
	Tax-exempt	Ordinary	Long-term	Unrealized Net
Trust	Income	Income	Gains	Appreciation

Insured Municipal	$4,691,837	$ —	$ —	$27,334,835
Municipal Bond	4,073,085	—	—	8,504,578
Municipal Income II	5,971,844	—	—	15,314,103
California Insured	919,485	—	—	—
California Bond	1,234,685	—	—	2,940,403
California Income II	770,059	—	—	1,826,863
Florida Insured	1,317,127	—	—	2,311,286
Florida Bond	1,182,093	—	—	4,185,326
Maryland Bond	712,563	—	—	2,099,827
New Jersey Bond	795,712	—	—	862,400
New York Insured	870,642	—	—	1,120,304
New York Bond	887,422	—	—	2,472,552
New York Income II	316,284	—	—	1,903,809
Virginia Bond	621,632	—	—	1,784,180

Note 5. Capital

There are an unlimited number of $0.001 par value common shares of beneficial interest authorized for each Trust. Each Trust may classify or reclassify any unissued common shares into one or more series of Auction Market Preferred Shares (“preferred shares”). At August 31, 2004, the shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common			Common
	Shares	Common		Shares	Common
Trust	Outstanding	Shares Owned	Trust	Outstanding	Shares Owned

Insured Municipal	26,149,334	—	Florida Municipal	3,309,483	—
Municipal Bond	10,123,055	—	Maryland Municipal	2,015,154	—
Municipal Income II	22,781,072	—	New Jersey Municipal	2,269,366	—
California Insured	5,268,785	—	New York Insured	6,436,539	—
California Municipal	3,351,150	—	New York Bond	2,700,991	—
California Municipal II	7,984,696	—	New York Income II	4,935,268	—
Florida Insured	8,718,823	—	Virginia Bond	1,521,015	—

     During the year ended August 31, 2004, Insured Municipal, Municipal Income II, California Insured, California Income II, Maryland Bond, New Jersey Bond, New York Insured and Virginia Bond issued additional shares under their dividend reinvestment plans of 23,876, 7,680, 4,760, 10,283, 1,033, 1,848, 12,431 and 3,974, respectively. Transactions in common shares of beneficial interest for the period ended August 31, 2003, were as follows:

	Shares from

	Initial	Underwriters’ Exercising
	Public Offering	the Over-allotment	Reinvestment	Net Increase in
Trust	October 31, 2002	Option	of Dividends	Shares Outstanding

Insured Municipal	24,008,028	2,000,000	117,430	26,125,458
Municipal Bond	—	—	12,096	12,096
Municipal Income II	—	300,000	15,364	315,364
California Insured	5,008,028	250,000	5,997	5,264,025
California Bond	—	—	840	840
California Income II	—	150,000	16,385	166,385
Florida Insured	8,008,028	700,000	10,795	8,718,823
Florida Bond	—	—	1,232	1,232
Maryland Bond	—	—	1,240	1,240
New Jersey Bond	—	—	5,212	5,212
New York Insured	6,008,028	400,000	16,080	6,424,108
New York Bond	—	—	—	—
New York Income II	—	75,000	2,240	77,240
Virginia Bond	—	—	4,017	4,017

     Offering costs incurred in connection with the Trusts’ offering of common shares have been charged against the proceeds from the initial common share offering of the common shares were as follows:

Trust	Offering Costs

Insured Municipal	$765,000
California Insured	142,500
Florida Insured	246,000
New York Insured	177,000

     As of August 31, 2004, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Insured Municipal	M7	3,053	California Income II	T7	1,439
	R7	3,053		R7	1,439
	F7	3,053	Florida Insured	M7	3,040
Municipal Bond	T7	1,810	Florida Bond	W7	1,191
	R7	1,810	Maryland Bond	R7	720
Municipal Income II	M7	2,055	New Jersey Bond	M7	809
	T7	2,056	New York Insured	R7	2,240
	W7	2,055	New York Bond	T7	968
	R7	2,056	New York Income II	W7	1,786
California Insured	F7	1,860	Virginia Bond	R7	541
California Bond	F7	1,199

     Underwriting discounts and offering costs incurred in connection with the preferred share offerings for the year ended August 31, 2004, and the period ended August 31, 2003, have been charged to paid-in capital in excess of par of the common shares as follows.

	Underwriting	Offering		Underwriting	Offering
Trust	Discount	Cost	Trust	Discount	Cost

Insured Municipal	$2,289,750	$369,482	Florida Bond	$—	$28,492
Municipal Bond	—	(128,162)	Maryland Bond	—	50,675
Municipal Income II	2,055,500	239,168	New Jersey Bond	—	48,427
California Insured	465,000	144,518	New York Insured	560,000	151,970
California Bond	—	21,849	New York Bond	—	37,459
California Income II	719,500	129,975	New York Income II	446,500	120,782
Florida Insured	760,000	184,848	Virginia Bond	—	58,033

     Dividends on seven-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the year ended August 31, 2004, were as follows:

Trust	Low	High	Trust	Low	High

Insured Municipal	0.60%	1.30%	Florida Bond	0.45%	1.40%
Municipal Bond	0.43	1.35	Maryland Bond	0.60	1.30
Municipal Income II	0.45	1.40	New Jersey Bond	0.40	2.10
California Insured	0.54	1.07	New York Insured	0.45	1.20
California Bond	0.40	1.93	New York Bond	0.40	1.16
California Income II	0.45	1.40	New York Income II	0.62	1.28
Florida Insured	0.45	1.97	Virginia Bond	0.20	1.10

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s subclassification as a closed-end investment company or change its fundamental investment restrictions and (c) change its business so as to cease to be an investment company.

Note 6. Dividends

Subsequent to August 31, 2004, the Board of each Trust declared dividends from undistributed earnings per common share payable October 1, 2004, to shareholders of record on September 13, 2004. The per share common dividends declared were as follows:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Insured Municipal	$0.078125	Florida Bond	$0.077808
Municipal Bond	0.086375	Maryland Bond	0.071350
Municipal Income II	0.083750	New Jersey Bond	0.078582
California Insured	0.075000	New York Insured	0.075000
California Bond	0.079656	New York Bond	0.077099
California Income II	0.081250	New York Income II	0.078750
Florida Insured	0.075000	Virginia Bond	0.072428

The dividends declared on preferred shares for the period September 1, 2004 to September 30, 2004, for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Insured Municipal	M7	$71,288	California Income II	T7	$32,493
	R7	85,728		R7	44,336
	F7	67,258	Florida Insured	M7	68,187
Municipal Bond	T7	52,743	Florida Bond	W7	35,623
	R7	54,680	Maryland Bond	R7	21,254
Municipal Income II	M7	50,717	New Jersey Bond	M7	13,931
	T7	65,381	New York Insured	R7	53,290
	W7	60,787	New York Bond	T7	28,208
	R7	64,641	New York Income II	W7	40,417
California Insured	F7	32,476	Virginia Bond	R7	14,629
California Bond	F7	19,879

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:
     BlackRock Municipal Bond Trust
     BlackRock California Municipal Bond Trust
     BlackRock Florida Municipal Bond Trust
     BlackRock Maryland Municipal Bond Trust
     BlackRock New Jersey Municipal Bond Trust
     BlackRock New York Municipal Bond Trust
     BlackRock Virginia Municipal Bond Trust
     BlackRock Municipal Income Trust II
     BlackRock California Municipal Income Trust II
     BlackRock New York Municipal Income Trust II
     BlackRock Insured Municipal Income Trust
     BlackRock California Insured Municipal Income Trust
     BlackRock Florida Insured Municipal Income Trust
     BlackRock New York Insured Municipal Income Trust
     (collectively the “Trusts”)

     We have audited the accompanying statements of assets and liabilities of the Trusts, including the portfolios of investments, as of August 31, 2004, the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trusts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts as of August 31, 2004, the results of their operations for the year then ended, and the changes in their net assets and financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
October 25, 2004

TRUSTEES INFORMATION (Unaudited)

Independent Trustees

Name, address, age	Andrew F. Brimmer	Richard E. Cavanagh	Kent Dixon
	P.O. Box 4546	P.O. Box 4546	P.O. Box 4546
	New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546
	Age: 77	Age: 58	Age: 67

Current positions held with	Lead Trustee	Trustee	Trustee
the Trusts	Audit Committee Chairman[2]	Audit Committee Member	Audit Committee Member[2]

Term of office and length	3 years5 / since inception	3 years5 / since inception	3 years5 / since inception
of time served

Principal occupations	President of Brimmer & Company, Inc., a	President and Chief Executive Officer of	Consultant/Investor. Former President and
during the past five years	Washington, D.C.-based economic and	The Conference Board, Inc., a leading	Chief Executive Officer of Empire Federal
	financial consulting firm, also Wilmer D.	global business research organization,	Savings Bank of America and Banc PLUS
	Barrett Professor of Economics, University	from 1995-present. Former Executive	Savings Association, former Chairman of
	of Massachusetts – Amherst. Formerly	Dean of the John F. Kennedy School of	the Board, President and Chief Executive
	member of the Board of Governors of the	Government at Harvard University from	Officer of Northeast Savings.
	Federal Reserve System. Former	1988-1995. Acting Director, Harvard
	Chairman, District of Columbia Financial	Center for Business and Government
	Control Board.	(1991-1993). Formerly Partner (principal)
of McKinsey & Company, Inc. (1980-
1988). Former Executive Director of
Federal Cash Management, White House
Office of Management and Budget (1977-
1979). Co-author, THE WINNING PER-
FORMANCE (best selling management
book published in 13 national editions).

Number of portfolios	52	52	52
overseen within the fund
complex

Other Directorships held	Director of CarrAmerica Realty	Trustee: Aircraft Finance Trust (AFT) and	Former Director of ISFA (the owner of
outside of the fund	Corporation and Borg-Warner Automotive.	Educational Testing Service (ETS).	INVEST, a national securities brokerage
complex	Formerly Director of Airborne Express,	Director, Arch Chemicals, Fremont Group	service designed for banks and thrift
	BankAmerica Corporation (Bank of	and The Guardian Life Insurance	institutions).
	America), BellSouth Corporation, College	Company of America.
Retirement Equities Fund (Trustee),
Commodity Exchange, Inc. (Public
Governor), Connecticut Mutual Life
Insurance Company, E.I. du Pont de
Nemours & Company, Equitable Life
Assurance Society of the United States,
Gannett Company, Mercedes-Benz of
North America, MNC Financial
Corporation (American Security Bank),
NCM Capital Management, Navistar
International Corporation, PHH Corp. and
UAL Corporation (United Airlines).

For “Interested Director/
Trustee” relationships,
events or transactions by
reason of which the Trustee
is an interested person as
defined in Section
2(a)(19)(1940 Act)

1 Interested Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.

2 The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

3 Appointed Audit Committee Member on May 25, 2004.

4 Trustee since inception; appointed Chairman of the Board on August 22, 2002.

5 The Board is classified into three classes of which one class is elected annually. Each Trustee serves a three year term concurrent with the class from which he is elected.

6 Except during the period 10/31/02 through 11/11/02 for all of the Trusts.

7 Appointed Trustee on August 22, 2002, for the Bond Trusts and Income II Trusts. Trustee since inception for the Insured Trusts.

8 Effective 12/11/03.

Independent Trustees (continued)			Interested Trustees[1]

Frank J. Fabozzi	James Clayburn La Force, Jr.	Walter F. Mondale	Ralph L. Schlosstein	Robert S. Kapito
P.O. Box 4546	P.O. Box 4546	P.O. Box 4546	BlackRock, Inc.	BlackRock, Inc.
New York, NY 10163-4546	New York, NY 10163-4546	New York, NY 10163-4546	40 East 52nd Street	40 East 52nd Street
Age: 56	Age: 75	Age: 76	New York, NY 10022	New York, NY 10022
			Age: 53	Age: 47

Trustee	Trustee	Trustee	Chairman of the Board [4]	President and Trustee
Audit Committee Member [3]

3 years5 / since inception	3 years5 / since inception	3 years5 / since inception[6]	3 years5 / since inception	3 years5 / since August 22,

Consultant. Editor of THE	Dean Emeritus of the John E.	Senior Counsel, Dorsey &	Director since 1999 and	Vice Chairman of BlackRock,
JOURNAL OF PORTFOLIO	Anderson Graduate School of	Whitney, LLP, a law firm	President of BlackRock, Inc.	Inc. Head of the Portfolio
MANAGEMENT and	Management, University of	(January 2004-present);	since its formation in 1998 and	Management Group. Also a
Frederick Frank Adjunct	California since July 1, 1993.	Partner, Dorsey & Whitney,	of BlackRock, Inc.’s predeces-	member of the Management
Professor of Finance at the	Acting Dean of the School of	LLP, (December 1996-	sor entities since 1988. Member	Committee, the Investment
School of Management at Yale	Business, Hong Kong	December 2003, September	of the Management Committee	Strategy Group, the Fixed
University. Author and editor	University of Science and	1987-August 1993). Formerly	and Investment Strategy Group	Income and Global Operating
of several books on fixed	Technology 1990-1993. From	U.S. Ambassador to Japan	of BlackRock, Inc. Formerly,	Committees and the Equity
income portfolio management.	1978 to September 1993, Dean	(1993-1996). Formerly Vice	Managing Director of Lehman	Investment Strategy Group.
Visiting Professor of Finance	of the John E. Anderson	President of the United States,	Brothers, Inc. and Co-head of	Responsible for the portfolio
and Accounting at the Sloan	Graduate School of	U.S. Senator and Attorney	its Mortgage and Savings	management of the Fixed
School of Management,	Management, University of	General of the State of	Institutions Group. Currently,	Income, Domestic Equity and
Massachusetts Institute of	California.	Minnesota. 1984 Democratic	Chairman and a Trustee of each	International Equity, Liquidity,
Technology from 1986 to		Nominee for President of the	of the closed-end Trusts in	and Alternative Investment
August 1992.		United States.	which BlackRock Advisors,	Groups of BlackRock. Currently
			Inc. acts as investment advisor.	President and a Director/Trustee
of each of the closed-end Trusts
in which BlackRock Advisors,
Inc. acts as investment advisor.

52	52	52	52	52

Director, Guardian Mutual	Payden & Rygel Investment	Director of United Health	Chairman and President of the	Chairman of the Hope and
Funds Group (18 portfolios).	Trust, Metzler-Payden	Foundation and the Japan	BlackRock Liquidity Funds (10	Heroes Children’s Cancer
	Investment Trust, Advisors	Society. Member of the Hubert	portfolios), Director of	Fund. President of the Board
	Series Trust, Arena	H. Humphrey Institute of	Anthracite Capital, Inc.[8] and	of Directors of the Periwinkle
	Pharmaceuticals, Inc. and	Public Affairs Advisory Board,	Director of several of	National Theatre for Young
	CancerVax Corporation.	The Mike and Maureen	BlackRock’s alternative invest-	Audiences. Director of
		Mansfield Foundation, Dean’s	ment vehicles. Currently, a	icruise.com, Corp.
		Board of Visitors of the	Member of the Visiting Board
		Medical School at the	of Overseers of the John F.
		University of Minnesota, and	Kennedy School of Government
		the Mayo Foundation Advisory	at Harvard University, the
		Council to the President.	Financial Institutions Center
Board of the Wharton School of
the University of Pennsylvania, a
trustee of the American Museum
of Natural History, a trustee of
the Public Theatre in New York
City, a trustee of Trinity School
in New York City and a Trustee
of New Visions for Public
Education in New York City.
Formerly, a Director of Pulte
Corporation and a Member of
Fannie Mae’s Advisory Council.

			Director and President of the	Director and Vice Chairman of
			Advisor	the Advisor.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders are automatically enrolled to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent.

     The Plan Agent serves as agent for the shareholders in administering the Plan. After a Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open-market purchases”). If, on the dividend payment date, the net asset value per share (“NAV”) is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open-market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION

     We are required by the Internal Revenue Code to advise you within 60 days of a Trust’s tax year-end as to the Federal tax status of dividends paid by the Trusts during such tax year. Accordingly, during the tax year-ended September 30, 2004, all dividends paid by the Insured Trusts (the only Trusts with September 30th tax year-ends) were federally tax-exempt interest dividends with the exception of California Insured and Florida Insured which had ordinary income dividends of $0.0129 and $0.0754 per share, respectively.

     The Joint Annual Meeting of Shareholders was held on May 26, 2004, to elect Class II Trustees for each of the following Trusts to three year terms, expiring in 2007:

	Frank J. Fabozzi		Walter F. Mondale		Ralph L. Schlosstein

Trust	Votes For	Votes Withheld	Votes For	Votes Withheld	Votes For	Votes Withheld

Insured Municipal	8,496	30	22,217,085	458,440	22,358,848	316,677
Municipal Bond	3,346	77	8,690,713	196,988	8,769,746	117,955
Municipal Income II	7,501	17	19,650,525	468,298	19,735,985	382,838
California Insured	1,750	54	4,732,764	46,166	4,738,189	40,741
California Bond	1,170	—	3,020,165	31,884	3,030,297	21,752
California Income II	2,750	10	6,992,733	103,209	7,042,515	53,427
Florida Insured	2,774	19	7,805,034	129,861	7,839,068	95,827
Florida Bond	1,074	—	2,588,030	75,474	2,604,984	58,520
Maryland Bond	716	4	1,641,720	44,904	1,663,865	22,759
New Jersey Bond	603	2	1,880,997	20,864	1,885,206	16,655
New York Insured	2,184	10	5,608,300	79,591	5,616,289	71,602
New York Bond	954	—	2,325,141	26,542	2,326,645	25,038
New York Income II	1,761	—	4,340,802	58,798	4,352,144	47,456
Virginia Bond	538	3	1,071,649	31,447	1,092,586	10,510

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/funds/cefunds/index.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert, Henry Gabbay and Anne Ackerley—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea and James Kong—Managing Directors of the Sub-Advisor, Vincent B. Tritto—Director of the Sub-Advisor, and Brian P. Kindelan—Director of the Advisor.

BlackRock Closed-End Funds

Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi
Robert S. Kapito	Auction Agent[1]
James Clayburn La Force, Jr.	Bank of New York
Walter F. Mondale	100 Church Street, 8th Floor
New York, NY 10286
Officers
Robert S. Kapito, President	Auction Agent[2]
Henry Gabbay, Treasurer	Deutsche Bank Trust Company Americas
Bartholomew Battista, Chief Compliance Officer	60 Wall Street, 27th Floor
Anne Ackerley, Vice President	New York, NY 10005
Kevin M. Klingert, Vice President
Richard M. Shea, Vice President/Tax	Independent Registered Public Accountants
James Kong, Assistant Treasurer	Deloitte & Touche LLP
Vincent B. Tritto, Secretary	200 Berkeley Street
Brian P. Kindelan, Assistant Secretary	Boston, MA 02116

Investment Advisor	Legal Counsel
BlackRock Advisors, Inc.	Skadden, Arps, Slate, Meagher & Flom LLP
100 Bellevue Parkway	Four Times Square
Wilmington, DE 19809	New York, NY 10036
(800) 227-7BFM
Legal Counsel – Independent Trustees
Sub-Advisor[1]	Debevoise & Plimpton LLP
BlackRock Financial Management, Inc.	919 Third Avenue
40 East 52nd Street	New York, NY 10022
New York, NY 10022
This report is for shareholder information. This is not a prospec-
Custodian	tus intended for use in the purchase or sale of Trust shares.
State Street Bank and Trust Company	Statements and other information contained in this report are as
225 Franklin Street	dated and are subject to change.
Boston, MA 02110
BlackRock Closed-End Funds
____________	c/o BlackRock Advisors, Inc.
1 For the Insured Trusts and Bond Trusts.	100 Bellevue Parkway
2 For the Income II Trusts.	Wilmington, DE 19809
(800) 227-7BFM

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800)227-7BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1236. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended June 30th is available, upon request, by calling (800) 699-1236 or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1236.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.
CEF-ANN-1

Item 2. Code of Ethics

(a) The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b) Not applicable.

(c) The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e) Not applicable.

(f) The Registrant 's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert

The Registrant 's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustees: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.

(a)     Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Trust's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $25,100 for the fiscal year ended August 31, 2004 and $30,100 for the fiscal year ended August 31, 2003.

(b)     Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Trust's financial statements and are not reported above in Item 4(a) were $2,000 for the fiscal year ended August 31, 2004 and $5,900 for the fiscal year ended August 31, 2003. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c) Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $8,000 for the fiscal year ended August 31, 2004 and $8,400 for the fiscal year ended August 31, 2003. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d) All Other Fees. The were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e) Audit Committee Pre-Approval Policies and Procedures.
         (i)       The Trust has polices and procedures (the "Policy") for the pre-approval by the Trust's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Trust and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.
     For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.
     In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

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Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.
     Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).
     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.
     In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority.)
Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

(ii) All of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) The non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant (except for any sub-advisor whose role is primarily portfolio management and is subcontracted with or overseen by another investment advisor) that directly impacted the Trust for each of the last two fiscal years were $10,000 for the fiscal year ended August 31, 2004 and $14,300 for the fiscal year ended August 31, 2003.

(h) Not applicable.

Item 5. Audit Committee of Listed Registrants.
The Trust has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee

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of the Trust is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments. The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers. Not applicable.

Item 9. Submission of Matters to a Vote of Security Holders. Not applicable.

Item 10. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of a date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)_____BlackRock New Jersey Municipal Bond Trust___________

By:	/s/ Henry Gabbay

Name: Henry Gabbay
Title: Treasurer
Date: October 25, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Signatures

By:	/s/ Robert S. Kapito

Name: Robert S. Kapito
Title: Principal Executive Officer
Date: October 25, 2004

Signatures

By:	/s/ Henry Gabbay

Name: Henry Gabbay
Title: Principal Financial Officer
Date: October 25, 2004

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